U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [X]

                          Pre-Effective Amendment No.                  __

                          Post-Effective Amendment No.                 43

                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [X]

                          Amendment No.                                46

                           (Check appropriate box or boxes)

                          WILLIAMSBURG INVESTMENT TRUST
               (Exact Name of Registrant as Specified in Charter)

                          225 Pictoria Drive, Suite 450
                             Cincinnati, Ohio 45246
                    (Address of Principle Executive Offices)

       Registrant's Telephone Number, including Area Code: (513) 587-3400

                             W. Lee H. Dunham, Esq.
                            Sullivan & Worcester LLP
                             One Post Office Square
                           Boston, Massachusetts 02109
                     (Name and Address of Agent for Service)

                                   Copies to:
                              John F. Splain, Esq.
                           Ultimus Fund Solutions, LLC
                          225 Pictoria Drive, Suite 450
                             Cincinnati, Ohio 45246

It is proposed that this filing will become effective (check appropriate box):

/    / immediately upon filing pursuant to paragraph (b)
/    / on (date) pursuant to paragraph (b)
/    / 60 days after filing pursuant to paragraph (a)(1)
/    / on (date) pursuant to paragraph (a)(1)
/ X  / 75 days after filing pursuant to paragraph (a)(2)
/    / on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

/    / This  post-effective  amendment  designates  a new effective  date for a previously filed post-effective amendment.

                                       THE
                                    JAMESTOWN
                                      FUNDS

                              NO-LOAD MUTUAL FUNDS

                            THE JAMESTOWN SELECT FUND



                                   PROSPECTUS


                               SEPTEMBER 27, 2006







                       LOWE, BROCKENBROUGH & COMPANY, INC.
                               RICHMOND, VIRGINIA



These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS
  ============================================================================

  Risk/Return Summary .....................................................  3
  Synopsis of Costs and Expenses ..........................................  5
  How to Purchase Shares ..................................................  6
  How to Redeem Shares ....................................................  8
  How Net Asset Value is Determined ....................................... 10
  Management of the Fund .................................................. 10
  Dividends, Distributions and Taxes ...................................... 11
  Customer Privacy Policy.................................................. 12
  For Additional Information ........................................Back cover



  -----------------------------------------------------------------------------

    THE JAMESTOWN FUNDS                         BOARD OF TRUSTEES

    Investment Advisor                          Austin Brockenbrough, III
    Lowe, Brockenbrough & Co., Inc.             John T. Bruce
    1802 Bayberry Court, Suite 400              Charles M. Caravati, Jr.
    Richmond, Virginia 23226                    J. Finley Lee, Jr.
    WWW.JAMESTOWNFUNDS.COM                      Richard L. Morrill
                                                Harris V. Morrissette
    ADMINISTRATOR                               Erwin H. Will, Jr.
    Ultimus Fund Solutions, LLC                 Samuel B. Witt, III
    P.O. Box 46707
    Cincinnati, Ohio 45246-0707
    (Toll-Free) 1-866-738-1126

    INDEPENDENT REGISTERED PUBLIC               PORTFOLIO MANAGERS
    Accounting Firm                             Lawrence B. Whitlock, Jr., CFA
    Ernst & Young LLP                           Peter L. Gibbes, CFA, CFP
    312 Walnut Street, Suite 1900               Austin Brockenbrough, IV, CFA
    Cincinnati, Ohio 45202

    LEGAL COUNSEL
    Sullivan & Worcester LLP
    One Post Office Square
    Boston, Massachusetts 02109
  -----------------------------------------------------------------------------

RISK/RETURN SUMMARY
================================================================================
The Jamestown Select Fund (the "Fund") is a NO-LOAD, open-end series of the Williamsburg Investment Trust, a registered management investment company commonly known as a "mutual fund." This Prospectus has the information about the Fund that you should know before investing. Please read the Prospectus carefully and keep it for future reference. For information about the other Jamestown
Funds,    call    1-866-738-1126    or   visit    the    Fund's    website    at
WWW.JAMESTOWNFUNDS.COM.

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The  Fund's  investment   objective  is  long-term  growth  of  capital  through
investment in a diversified portfolio composed primarily of common stocks. Current income is incidental to this objective and may not be significant.

The investment objective of the Fund may not be altered without the prior approval of a majority (as defined by the Investment Company Act of 1940) of the Fund's shares.

WHAT ARE THE FUND'S PRINCIPAL INVESTMENT STRATEGIES?

The Fund's investment strategy is based on the premise that fundamental earnings characteristics drive stock prices over longer periods of time. In the Advisor's opinion, stocks with attractive earnings profiles purchased at reasonable valuations should produce superior investment returns. In selecting investments for the Fund, the Advisor uses an investment process of selecting individual companies based on their investment attributes rather than focusing initially on sectors or industries to determine investment decisions.

In carrying out the Fund's investment strategy the Advisor utilizes a multi-factor screening process and systematic buy and sell disciplines to construct the Fund's portfolio. The process emphasizes securities with the most compelling earnings and valuation profiles and actively seeks to gain exposure to the stocks with the highest rankings in the Advisor's screening process.

The Advisor applies its multi-factor screening process to a defined universe of approximately 550 large capitalization stocks, comprised of the stocks included within the S&P 500 Index and the 50 largest capitalization stocks included within the S&P 400 MidCap Index. Each stock within this universe is screened by the Advisor and assigned a ranking based upon a variety of earnings and valuation characteristics, including earnings momentum, earnings volatility, earnings estimate revisions, earnings surprises and price/earnings ratios.

Once rankings have been established, the Advisor constructs the Fund's portfolio by generally purchasing for the Fund those securities with the highest rankings in the defined universe. The Fund will be well diversified, typically invested in 65 to 75 stocks, resulting in an average position size of approximately 1% to 2% of the Fund's net assets. In addition, the Advisor, where possible, attempts to reduce volatility through broad sector diversification of securities with the highest rankings.

Stocks in the Fund's portfolio are regularly reviewed and assigned updated rankings by the Advisor. As a stock's ranking changes, it may no longer satisfy the Advisor's investment criteria. Generally, if a stock's ranking falls into the bottom 50% of the universe, it will be sold by the Fund. However, the Advisor maintains the authority, in its sole discretion, not to dispose of or acquire a stock regardless of the ranking assigned by the Advisor to such stock.

The Fund will invest in a variety of companies, industries and economic sectors. Under normal circumstances, at least 80% of the Fund's net assets will be invested in common stocks, and Fund shareholders will be provided with at least 60 days' prior notice of any change in this policy.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Equity securities are subject to inherent market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Advisor. The Fund's portfolio might also decrease in value in response to the activities and financial prospects of an individual company in the portfolio. The Fund's method of security selection may not be successful and the Fund may underperform the stock market as a whole. As a result, there is a risk that you could lose money by investing in the Fund.

The Fund is not intended to be a complete investment program and there can be no assurance that the Fund will achieve its investment objective.

PERFORMANCE SUMMARY

The Fund is new and therefore does not have a performance history for a full calendar year.

SYNOPSIS OF COSTS AND EXPENSES
================================================================================
This table describes the fees and expenses that you will pay if you buy and hold shares of the Fund.

 SHAREHOLDER FEES (fees paid directly from your investment):
 ------------------------------------------------------------------------------
   Sales Charge Imposed on Purchases ..............................      None
   Contingent Deferred Sales Charge ...............................      None
   Sales Charge Imposed on Reinvested Dividends....................      None
   Redemption Fee .................................................      None

 ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets):
 ------------------------------------------------------------------------------
   Management Fees ................................................     0.75%
   Administrator's Fees ...........................................     0.24%
   Other Expenses* ................................................     0.26%
                                                                       -------
   Total Annual Fund Operating Expenses** .........................     1.25%

*  Other Expenses are based on estimated amounts for current fiscal year.

** The Advisor currently intends to waive all or a portion of its management fees to the extent necessary to limit total annual operating expenses of the Fund to 1.25% of average net assets. The Advisor reserves the right to terminate these waivers at any time in the Advisor's sole discretion.

 EXAMPLE
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                              1 Year        $ 127
                              3 Years       $ 397

HOW TO PURCHASE SHARES
================================================================================
There are NO SALES COMMISSIONS charged to investors. You may obtain assistance in opening an account from Ultimus Fund Solutions, LLC (the "Administrator") by calling toll-free 1-866-738-1126, or by writing to the Fund at the address shown below for regular mail orders. You may also obtain assistance through any broker-dealer authorized to sell shares of the Fund. The broker-dealer may charge you a fee for its services.

Your investment will purchase shares at the Fund's net asset value ("NAV") next determined after your order is received by the Fund in proper order as indicated herein. The minimum initial investment in the Fund is $5,000, or $1,000 for tax-deferred retirement accounts. The Fund may, in the Advisor's sole discretion, accept certain accounts with less than the stated minimum initial investment.

All purchase checks must be written in U.S. dollars and drawn on a U.S. bank. The Fund does not accept cash, drafts, "starter" checks, travelers checks, credit card checks, post-dated checks, cashier's checks under $10,000, or money orders. In addition, to protect the Fund from check fraud, the Fund does not accept checks made payable to third parties.

Direct orders received in proper form by the Administrator, whether by mail or bank wire, prior to the close of the regular session of trading on the New York Stock Exchange (the "Exchange") on any business day, generally 4:00 p.m. Eastern time, will purchase shares at the NAV next determined on that business day. If your order is not received by the close of the regular session of trading on the Exchange, your order will purchase shares at the NAV determined on the next business day. Purchase orders received by authorized broker-dealers prior to the close of the regular session of trading on the Exchange on any business day and transmitted to the Administrator on that day will purchase shares at the NAV determined on that business day.

You should be aware that the Fund's account application contains provisions in favor of the Fund, the Administrator and certain of their affiliates, excluding such entities from certain liabilities (including, among others, losses resulting from unauthorized shareholder transactions) relating to the various services made available to investors.

By sending your check the Administrator, please be aware that you are authorizing the Administrator to make a one-time electronic debit from your account at the financial institution indicated on your check. Your bank account will be debited as early as the same day the Administrator receives your payment in the amount of your check; no additional amount will be added to the total. The transaction will appear on your bank statement. Your original check will be destroyed once processed, and you will not receive your cancelled check back. If the Administrator cannot post the transaction electronically, you authorize the Administrator to present an image copy of your check for payment.

If an order to purchase shares is cancelled because your check does not clear, you will be responsible for any resulting losses or fees incurred by the Fund or the Administrator in the transaction.

REGULAR MAIL ORDERS. Please complete and sign the Account Application form accompanying this Prospectus and send it with your check, made payable to the Fund, and mail it to:
                           The Jamestown Funds
                           c/o Shareholder Services
                           P.O. Box 46707
                           Cincinnati, Ohio 45246-0707

BANK WIRE ORDERS. You may invest in the Fund by bank wire. To establish a new account or add to an existing account by wire, please call the Fund at 1-866-738-1126 before wiring funds to advise the Fund of the investment, the dollar amount and the account registration. For initial purchases, you should be prepared to provide us, by mail or facsimile, with a completed, signed Account Application. This will ensure prompt and accurate handling of your investment. Please have your bank use the following wiring instructions to purchase by wire:

                       US Bank, N.A. ABA# 042000013
                       For The Jamestown Funds #0199456716
                       The Jamestown Select Fund
                       For [Shareholder name and account number
                            or tax identification number]

It is important that the wire contain all the information noted above and that the Fund receives prior telephone notification to ensure proper credit. Once your wire is sent you should, as soon as possible thereafter, complete and mail your Account Application to the Fund as described under "Regular Mail Orders" above.

ADDITIONAL INVESTMENTS. You may add to your account by mail or wire at any time by purchasing shares at the then current NAV. Before making additional investments by bank wire, please call the Fund at 1-866-738-1126 to alert the Fund that your wire is to be sent. Follow the wire instructions above to send your wire. When calling for any reason, please have your account number ready, if known. Mail orders should include, when possible, the "Invest by Mail" stub which is attached to your Fund confirmation statement. Otherwise, be sure to identify your account in your letter.

AUTOMATIC INVESTMENT PLAN. The automatic investment plan enables you to make regular periodic investments in shares through automatic charges to your checking account. With your authorization and bank approval, the Administrator will automatically charge your checking account for the amount specified ($100 minimum) which will be automatically invested in shares at the then current NAV on or about the 15th day or the last business day of the month or both. You may change the amount of the investment or discontinue the plan at any time by writing to the Administrator.

EXCHANGE PRIVILEGE. You may exchange shares of the Fund for shares of any of the other Jamestown Funds offering shares for sale in your state of residence. There is no charge for this exchange privilege. Before making an exchange, you should read the Prospectus relating to the fund into which the shares are to be exchanged. The shares of the fund to be acquired will be purchased at the NAV next determined after acceptance of the exchange request by the Administrator. The exchange of shares of one fund for shares of another fund is treated, for federal income tax purposes, as a sale on which you may realize a taxable gain or loss. To prevent the abuse of the exchange privilege to the disadvantage of other shareholders, the Fund reserves the right to terminate or modify the exchange privilege upon 60 days' notice to shareholders.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES. The Fund has been designed as a long-term investment and not as a frequent or short-term trading ("market timing") option. The Fund discourages and does not accommodate frequent purchases and redemptions. Accordingly, the Board of Trustees has adopted policies and procedures in an effort to detect and prevent market timing in the Fund. The Fund, through its service providers, monitors shareholder trading activity to ensure compliance with the Fund's policies. The Fund prepares reports illustrating purchase and redemption activity to detect market timing activity. The Fund has also reserved the right to impose a limit on the number of exchanges between Fund and the other Jamestown Funds. In addition, the Fund reserves the right to reject any purchase request that it believes to be market timing or otherwise potentially disruptive in nature. These actions, in the Board's opinion, should help reduce the risk of abusive trading in the Fund. The Fund may also modify any terms or conditions of purchase of shares or withdraw all or any part of the offering made by this Prospectus. Each of the restrictions on frequent purchases and redemptions of Fund shares described above applies uniformly in all cases.

The Fund believes that market timing activity is not in the best interest of shareholders. Market timing can be disruptive to the portfolio management process and may adversely impact the ability of the Advisor to implement the Fund's investment strategies. In addition to being disruptive, the risks to the Fund presented by market timing are higher expenses through increased trading and transaction costs; forced and unplanned portfolio turnover; large asset swings that decrease the Fund's ability to maximize investment return; and potentially diluting the value of the Fund's shares. These risks can have an adverse affect on the Fund's performance.

The Fund relies on intermediaries to help enforce its market timing policies. For example, intermediaries assist the Fund in determining whether an investor is trading in violation of the Fund's policies. The Fund reserves the right to reject an order placed from an omnibus account. Although the Fund has taken these steps to discourage frequent purchases and redemptions of shares, the Fund cannot guarantee that such trading will not occur.


HOW TO REDEEM SHARES
================================================================================
You may redeem shares of the Fund on each day that the Fund is open for business by sending a written request to the Fund. The Fund is open for business on each day the Exchange is open for business. All redemption orders received in proper form, as indicated herein, by the Administrator prior to the close of the regular session of trading on the Exchange, generally 4:00 p.m. Eastern time, will redeem shares at the NAV determined as of that business day's close of trading. Otherwise, your order will redeem shares on the next business day. You may also redeem your shares through a broker-dealer that has been authorized to accept orders on behalf of the Fund at the NAV determined on that business day if your order is received by the broker-dealer in proper form prior to the close of the regular session of trading on the Exchange on that day and is transmitted to the Administrator on that day. A broker-dealer may charge you a fee for its services.

The Board of Trustees reserves the right to involuntarily redeem any account having an account value of less than $5,000, or less than $1,000 for tax-deferred retirement accounts (due to redemptions, exchanges or transfers, but not due to market action), upon 60 days' written notice. If you bring your account value up to the minimum required account value or more during the notice period, your account will not be redeemed. Redemptions from retirement plans may be subject to tax withholding.

If you are uncertain of the requirements for redemption, please contact the Fund at 1-866-738-1126 or write to the address shown below.

Your request should be addressed to:

                           The Jamestown Funds
                           c/o Shareholder Services
                           P.O. Box 46707
                           Cincinnati, Ohio 45246-0707

Your request for redemption must include:

1) your letter of instruction or a stock assignment specifying the name of the Fund, the account number, and the number of shares or dollar amount to be redeemed. This request must be signed by all registered shareholders in the exact names in which they are registered;

2)   any required signature guarantees (see "Signature Guarantees"); and

3) other supporting legal documents, if required in the case of estates, trusts, guardianships, custodianships, corporations, partnerships, pension or profit sharing plans, and other organizations.

Your redemption proceeds will typically be mailed to you within 3 business days after receipt of your redemption request. However, the Fund may delay forwarding a redemption check for recently purchased shares while it determines whether the purchase payment will be honored. You may reduce or avoid such delay (which may take up to 15 days) if you purchase by certified check or wire transfer. In such cases, the N AV next determined after receipt of your request for redemption will be used in processing your redemption and your redemption proceeds will be mailed to you upon clearance of your check to purchase shares.

You can choose to have redemption proceeds mailed to you at your address of record, your bank, or to any other authorized person, or you can have the proceeds sent by bank wire to your domestic bank ($5,000 minimum). You may not redeem shares of the Fund by wire on days on which your bank is not open for business. Redemption proceeds will only be sent to the bank account or person named in your Account Application currently on file with the Fund. You can change your redemption instructions any time you wish by filing a letter including your new redemption instructions with the Fund.

SIGNATURE GUARANTEES. To protect your account and the Fund from fraud, a signature guarantee may be required to be sure that you are the person who has authorized a redemption if the shares to be redeemed over any 30-day period have a value of more than $25,000. Signature guarantees are also required (1) for change of registration requests, (2) for requests to establish or change redemption services other than through your initial account application, and (3) if the name(s) or the address on your account has been changed within 30 days of your redemption request. Signature guarantees are acceptable from a member bank of the Federal Reserve System, a savings and loan institution, a credit union, a registered broker-dealer or a member firm of a U.S. stock exchange, and must appear on the written request for redemption or change of registration.

SYSTEMATIC WITHDRAWAL PLAN. If your shares are valued at $10,000 or more at the current NAV, you may establish a Systematic Withdrawal Plan to receive a check, on the 15th and/or last business day of each month, in a stated amount of not less than $100. The Fund will automatically redeem sufficient shares from your account to meet the specified withdrawal amount. You may establish this service whether dividends and distributions are reinvested or paid in cash. Systematic withdrawals may be deposited directly to your bank account by completing the applicable section on the Account Application form accompanying this Prospectus, or by writing the Fund.

HOW NET ASSET VALUE IS DETERMINED
================================================================================
The NAV of the Fund is determined on each business day that the Exchange is open for trading, as of the close of the Exchange (currently 4:00 p.m., Eastern time). NAV per share is determined by dividing the total value of all Fund securities (valued at market value) and other assets, less liabilities, by the total number of shares then outstanding. See the Statement of Additional Information for further details.

Securities traded on a national stock exchange will be valued based upon the closing price on the valuation date on the principal exchange where the security is traded. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities which are traded over-the-counter are priced at the last sale price, if available; otherwise, they are valued at the last quoted bid price. Fixed income securities will ordinarily be traded in the over-the-counter market and common stocks will ordinarily be traded on a national securities exchange, but may also be traded in the over-the-counter market.

When market quotations are not readily available, securities may be valued on the basis of prices provided by an independent pricing service. The prices provided by the pricing service are determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities and developments related to specific securities. The Trustees will satisfy themselves that such pricing services consider all appropriate factors relevant to the value of such securities in determining their fair value. Securities and other assets for which no quotations are readily available or are considered to be unreliable due to significant market or other events will be valued in good faith at fair value using methods determined by the Board of Trustees.


MANAGEMENT OF THE FUND
================================================================================
The Fund is a series of Williamsburg Investment Trust (the "Trust"), an open-end management investment company organized as a Massachusetts business trust. The Board of Trustees supervises the business activities of the Fund. Like other mutual funds, the Trust retains various organizations to perform specialized services for the Fund.

Subject to the authority of the Board of Trustees, Lowe, Brockenbrough & Company, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities, pursuant to an Investment Advisory Agreement with the Trust.

In addition to acting as investment advisor to the Fund, the Advisor also provides investment advice to corporations, trusts, pension and profit sharing plans, other business and institutional accounts and individuals. The address of the Advisor is 1802 Bayberry Court, Suite 400, Richmond, Virginia 23226.

Compensation of the Advisor is at the annual rate of 0.75% of the Fund's average daily net assets.

PORTFOLIO MANAGERS-- Lawrence B. Whitlock, Jr., CFA, Peter L. Gibbes, CFA/CFP and Austin Brockenbrough, IV, CFA are primarily responsible for managing the portfolio of the Fund.

Lawrence B. Whitlock, Jr., CFA-- Mr. Whitlock has been a Managing Director of the Advisor since 1993 and has over 32 years of experience in the financial services industry. Mr. Whitlock's primary responsibilities include portfolio management, operations and quantitative research.

Peter L. Gibbes, CFA/CFP-- Mr. Gibbes is Manager of Quantitative Analysis for the Advisor and is responsible for the Adviser's computer-based research. He has been with the Advisor since 1987.

Austin Brockenbrough, IV, CFA-- Mr. Brockenbrough is a Managing Director of the Advisor and is primarily responsible for portfolio management. Mr. Brockenbrough joined the Advisor in 1998 and has over 12 years of investment experience.

FOR  MORE   INFORMATION--The   Statement  of  Additional   Information  provides
additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers' ownership of shares of the Fund.

The semiannual report of The Jamestown Funds for the period ended September 30, 2006 will contain a discussion of the factors considered by the Board of Trustees in its approval of the Fund's Investment Advisory Agreement, including the Board's conclusions with respect thereto.


DIVIDENDS, DISTRIBUTIONS AND TAXES
================================================================================
The Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986. By so qualifying, the Fund will not be subject to federal income tax on that part of its net investment income and net realized capital gains which it distributes to its shareholders. Shareholders are liable for taxes on distributions of net investment income and net realized capital gains of the Fund but, of course, shareholders who are not subject to tax on their income will not be required to pay taxes on amounts distributed to them. The Fund intends to declare dividends from net investment income quarterly, payable in March, June, September and December, on a date selected by management. In addition, distributions may be made annually in December out of any net short-term or long-term capital gains derived from the sale of securities realized through October 31 of that year. The Fund may make a supplemental distribution of capital gains at the end of its fiscal year. The nature and amount of all dividends and distributions will be identified separately when tax information is distributed by the Fund at the end of each year. The Fund intend to withhold 30% on taxable dividends and any other payments that are subject to such withholding and are made to persons who are neither citizens nor residents of the United States.

There is no fixed dividend rate, and there can be no assurance as to the payment of any dividends or the realization of any gains for any Fund. Current practice of the Fund, subject to the discretion of management, is for declaration and payment of income dividends during the last week of each calendar quarter. All dividends and capital gains distributions are reinvested in additional shares of the Fund unless you request in writing to receive dividends and/or capital gains distributions in cash. Your request must be received by the Fund prior to the record date to be effective as to the next dividend. Tax consequences to shareholders of dividends and distributions are the same if received in cash or if received in additional shares of the Fund. In addition to federal taxes, you may be subject to state and local taxes on distributions.

Redemptions of shares of the Fund are taxable events on which you may realize a gain or loss.

CUSTOMER PRIVACY POLICY
================================================================================

WE COLLECT ONLY INFORMATION THAT IS NEEDED TO SERVE YOU AND ADMINISTER OUR BUSINESS.

In the process of serving you, we become stewards of your "nonpublic personal information" - information about you that is not available publicly. This information comes to us from the following sources:

o Information you provide directly to us on applications or other forms, correspondence or through conversations (such as your name, social security number, address, phone number, assets, income, date of birth, occupation, etc.).

o Information about your transactions with us, our affiliates or others (such as your account numbers, account balances, transaction details and other financial information).

o Information we receive from third parties (such as your broker, financial planner or other intermediary you hire).

We limit the collection and use of nonpublic personal information to that which is necessary to administer our business and provide superior service.

WE CAREFULLY LIMIT AND CONTROL THE SHARING OF YOUR INFORMATION.

In order to protect customer privacy, we carefully control the way in which any information about you is shared. It is our policy to not disclose any nonpublic personal information about you or former customers to anyone, except as permitted or required by law.

We are permitted by law to disclose all of the information we collect as described above to our affiliates, advisers, subadvisers, transfer agents, broker-dealers, administrators or any firms that assist us in maintaining and supporting the financial products and services provided to you. For example, our transfer agents need information to process your transactions, and our outside vendors need information so that your account statements can be printed and mailed. However, these parties are not permitted to release, use or transfer your information to any other party for their own purpose.

WE ARE COMMITTED TO THE PRIVACY OF YOUR NONPUBLIC PERSONAL INFORMATION AND WILL USE STRICT SECURITY STANDARDS TO SAFEGUARD IT.

We are committed to the security of your non-public personal information. Our employees and others hired to work for us are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information. Employees are bound by this privacy policy and are educated on implementing our security principles and practices.

We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information. Our operational and data processing systems are in a secure environment that protects nonpublic personal information from being accessed inappropriately by third parties.

This privacy  policy  explains  how we handle  nonpublic  personal  information;
however, you should also review the privacy policies adopted by any of your financial intermediaries, such as a broker-dealer, bank, or trust company to understand how they protect your nonpublic personal information in accordance with our internal security standards.

This privacy policy notice is for Williamsburg Investment Trust (the "Trust") and Ultimus Fund Distributors, LLC, the Trust's principal underwriter.

IF  YOU  HAVE  ANY  QUESTIONS  ABOUT  THE   CONFIDENTIALITY   OF  YOUR  CUSTOMER
INFORMATION,   CALL   1-866-738-1126   TO   TALK  TO  A   SHAREHOLDER   SERVICES
REPRESENTATIVE.

================================================================================



                           FOR ADDITIONAL INFORMATION

Additional information about the Fund is included in the Statement of Additional Information (SAI), which is incorporated by reference in its entirety. A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the SAI.

Additional information about the Fund's investments will be available in the annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and strategies that significantly affected the Fund's performance during its last fiscal year.

To obtain a free copy of the SAI, the annual and semiannual reports or other information about the Fund, or to make inquiries about the Fund, please call Toll-Free

                                 1-866-738-1126

This Prospectus, the SAI and the most recent shareholder reports are also available without charge on the Fund's website at WWW.JAMESTOWNFUNDS.COM.

Only one copy of a Prospectus or an annual or semiannual report will be sent to each household address. This process, known as "Householding," is used for most required shareholder mailings. (It does not apply to confirmations of transactions and account statements, however.) You may, of course, request an additional copy of a Prospectus or an annual or semiannual report at any time by calling or writing the Fund. You may also request that Householding be eliminated from all your required mailings.

Information about the Fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's public reference room in Washington, D.C. Information about the operation of the public reference room may be obtained by calling the Commission at 1-551-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at HTTP://WWW.SEC.GOV. Copies of information on the Commission's Internet site may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: PUBLICINFO@SEC.GOV, or by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102.

The Fund is a series of Williamsburg Investment Trust (File No. 811-05685)
================================================================================

                       STATEMENT OF ADDITIONAL INFORMATION

                            THE JAMESTOWN SELECT FUND

                               SEPTEMBER 27, 2006

                                   A SERIES OF
                          WILLIAMSBURG INVESTMENT TRUST
                          225 PICTORIA DRIVE, SUITE 450
                             CINCINNATI, OHIO 45246
                            TELEPHONE 1-866-738-1126


                                TABLE OF CONTENTS


FUND OBJECTIVES, INVESTMENTS, STRATEGIES AND RISKS...........................2
INVESTMENT LIMITATIONS.......................................................6
TRUSTEES AND OFFICERS........................................................8
INVESTMENT ADVISER..........................................................12
ADMINISTRATOR...............................................................14
DISTRIBUTOR.................................................................14
OTHER SERVICE PROVIDERS.....................................................15
PORTFOLIO SECURITIES AND BROKERAGE..........................................15
SPECIAL SHAREHOLDER SERVICES................................................16
PURCHASE OF SHARES..........................................................18
REDEMPTION OF SHARES........................................................18
NET ASSET VALUE DETERMINATION...............................................19
FUND EXPENSES...............................................................19
ADDITIONAL TAX INFORMATION..................................................19
GENERAL INFORMATION ABOUT THE TRUST.........................................21
CALCULATION OF PERFORMANCE DATA.............................................24
FINANCIAL STATEMENTS AND REPORTS............................................26
PROXY VOTING POLICIES AND PROCEDURES (APPENDIX A)...........................27


This Statement of Additional Information is not a prospectus and should only be read in conjunction with the Prospectus of The Jamestown Select Fund dated September 27, 2006. This Statement of Additional Information is incorporated by reference in its entirety into the Prospectus. The Prospectus may be obtained from the Fund, at the address and phone number shown above, at no charge. For information about the other Jamestown Funds, call the telephone number listed above, or visit the Funds' website at www.jamestownfunds.com.

               FUND OBJECTIVES, INVESTMENTS, STRATEGIES AND RISKS

The Jamestown Select Fund (the "Fund") is a separate investment portfolio of Williamsburg Investment Trust (the "Trust"). The investment objective and principal strategies of the Fund are described in the Prospectus. Supplemental information about these strategies is set forth below. Certain capitalized terms used herein are defined in the Prospectus.

WRITING COVERED CALL OPTIONS. When the Adviser believes that individual portfolio securities held by the Fund are approaching the top of the Adviser's growth and price expectations, covered call options ("calls") may be written
(sold) against such securities. When the Fund writes a call, it receives a premium and agrees to sell the underlying security to a purchaser of a corresponding call at a specified price ("strike price") by a future date ("exercise price"). To terminate its obligation on a call the Fund has written, it may purchase a corresponding call in a "closing purchase transaction." A profit or loss will be realized, depending upon whether the price of the closing purchase transaction is more or less than the premium (net of transaction costs) previously received on the call written. The Fund may realize a profit if the call it has written lapses unexercised, in which case the Fund keeps the premium and retains the underlying security as well. If a call written by the Fund is exercised, the Fund forgoes any possible profit from an increase in the market price of the underlying security over an amount equal to the exercise price plus the premium received. The Fund writes options only for hedging purposes and not for speculation. If the Adviser is incorrect in its expectations and the market price of a stock subject to a call option rises above the exercise price of an option, the Fund will lose the opportunity for further appreciation of that security. If the Fund desires to enter into a closing purchase transaction, but there is no market when it desires to do so, it would have to hold the securities underlying the call until the call lapses or until the call is exercised.

The Fund will only write options which are issued by the Options Clearing Corporation and listed on a national securities exchange. Call writing affects the Fund's portfolio turnover rate and the brokerage commissions paid. Commissions for options, which are normally higher than for general securities transactions, are payable when writing calls and when purchasing closing purchase transactions. The writing of call options by the Fund is subject to limitations established by each of the exchanges governing the maximum number of options which may be written or held by a single investor or group of investors acting in concert, regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more different exchanges or through one or more brokers. Therefore the number of calls the Fund may write (or purchase in closing transactions) may be affected by options written or held by other entities, including other clients of the Adviser. An exchange may order the liquidation of positions found to be in violation of these limits and may impose certain other sanctions.

FOREIGN SECURITIES. Because of the inherent risk of foreign securities over domestic issues, the Fund will not invest in foreign investments except those traded domestically as American Depository Receipts ("ADRs"). ADRs are receipts typically issued by an American bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. The Fund may invest in foreign securities if the Adviser believes such investment would be consistent with the Fund's investment objectives. The same factors would be considered in selecting foreign securities as with domestic securities, as discussed in the Prospectus. Foreign securities investment presents special considerations not typically associated with investments in domestic securities. Foreign taxes may reduce income. Currency exchange rates and regulations may cause fluctuation in the value of foreign securities. Foreign securities are subject to different regulatory environments than in the United States and, compared to the United States, there may be a lack of uniform accounting, auditing and financial reporting standards, less volume and liquidity and more volatility, less public information, and less regulation of foreign issuers. Countries have been known to expropriate or nationalize assets, and foreign investments may be subject to political, financial or social instability or adverse diplomatic developments. There may be difficulties in obtaining service of process on foreign issuers and difficulties in enforcing judgments with respect to claims under the U.S. securities laws against such issuers. Favorable or unfavorable differences between U.S. and foreign economies could affect foreign securities values. The U.S. Government has, in the past, discouraged certain foreign investments by U.S. investors through taxation or other restrictions and it is possible that such restrictions could be imposed again.

WARRANTS AND RIGHTS. Warrants are essentially options to purchase equity securities at specific prices and are valid for a specific period of time. Prices of warrants do not necessarily move in concert with the prices of the underlying securities. Rights are similar to warrants but generally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

U.S. GOVERNMENT SECURITIES. The Fund may invest in debt obligations which are issued or guaranteed by the U.S. Government, its agencies and instrumentalities ("U.S. Government Securities") as described herein. U.S. Government Securities include the following securities: (1) U.S. Treasury obligations of various interest rates, maturities and issue dates, such as U.S. Treasury bills (mature in one year or less), U.S. Treasury notes (mature in one to seven years), and U.S. Treasury bonds (mature in more than seven years), the payments of principal and interest of which are all backed by the full faith and credit of the U.S. Government; (2) obligations issued or guaranteed by U.S. Government agencies or instrumentalities, some of which are backed by the full faith and credit of the U.S. Government, e.g., obligations of the Government National Mortgage Association ("GNMA"), the Farmers Home Administration and the Export Import Bank; some of which do not carry the full faith and credit of the U.S. Government but which are supported by the right of the issuer to borrow from the U.S. Government, e.g., obligations of the Tennessee Valley Authority, the U.S. Postal Service, the Federal National Mortgage Association ("FNMA"), and the Federal Home Loan Mortgage Corporation ("FHLMC"); and some of which are backed only by the credit of the issuer itself, e.g., obligations of the Student Loan Marketing Association, the Federal Home Loan Banks and the Federal Farm Credit Bank; and (3) any of the foregoing purchased subject to repurchase agreements as described herein. The guarantee of the U.S. Government does not extend to the yield or value of U.S. Government Securities or of the Fund's shares.

Obligations of GNMA, FNMA and FHLMC may include direct pass-through "Certificates," representing undivided ownership interests in pools of mortgages. Such Certificates are guaranteed as to payment of principal and interest (but not as to price and yield) by the U.S. Government or the issuing agency. Mortgage Certificates are subject to more rapid prepayment than their stated maturity date would indicate; their rate of prepayment tends to accelerate during periods of declining interest rates and, as a result, the proceeds from such prepayments may be reinvested in instruments which have lower yields. To the extent such securities were purchased at a premium, such prepayments could result in capital losses.

REPURCHASE AGREEMENTS. The Fund may acquire U.S. Government Securities subject to repurchase agreements. A repurchase transaction occurs when, at the time the Fund purchases a security (normally a U.S. Treasury obligation), it also resells it to the vendor (normally a member bank of the Federal Reserve System or a registered Government Securities dealer) and must deliver the security (and/or securities substituted for them under the repurchase agreement) to the vendor on an agreed upon date in the future. Such securities, including any securities so substituted, are referred to as the "Repurchase Securities." The repurchase price exceeds the purchase price by an amount which reflects an agreed upon market interest rate effective for the period of time during which the repurchase agreement is in effect.

The majority of these transactions run day to day and the delivery pursuant to the resale typically will occur within one to five days of the purchase. The Fund's risk is limited to the ability of the vendor to pay the agreed upon sum upon the delivery date; in the event of bankruptcy or other default by the vendor, there may be possible delays and expenses in liquidating the instrument purchased, decline in its value and loss of interest. These risks are minimized when the Fund holds a perfected security interest in the Repurchase Securities and can therefore sell the instrument promptly. Under guidelines issued by the Trustees, the Adviser will carefully consider the creditworthiness of a vendor during the term of the repurchase agreement. Repurchase agreements are considered as loans collateralized by the Repurchase Securities, such agreements being defined as "loans" under the Investment Company Act of 1940 (the "1940 Act"). The return on such "collateral" may be more or less than that from the repurchase agreement. The market value of the resold securities will be monitored so that the value of the "collateral" is at all times as least equal to the value of the loan, including the accrued interest earned thereon. All Repurchase Securities will be held by the Fund's custodian either directly or through a securities depository. The Fund will not enter into a repurchase agreement which will cause more than 10% of its net assets to be invested in repurchase agreements which extend beyond seven days and other illiquid securities.

VARIABLE AND FLOATING RATE SECURITIES. The Fund may invest in variable or floating rate securities which adjust the interest rate paid at periodic intervals based on an interest rate index. Typically, floating rate securities use as their benchmark an index such as the 1, 3 or 6 month LIBOR, 3, 6 or 12 month Treasury bills, or the Federal Funds rate. Resets of the rates can occur at predetermined intervals or whenever changes in the benchmark index occur.

SHARES OF OTHER INVESTMENT COMPANIES. The Fund may invest in shares of other investment companies which are generally authorized to invest in securities eligible for purchase by such Fund. The Fund will not purchase securities of other investment companies, except through purchases in the open market involving only customary brokerage commissions, or except as part of a merger, consolidation or other acquisition. Such other investment companies may include Standard & Poor's Depository Receipts ("SPDRs") and shares of the DIAMONDS Trust ("DIAMONDs"). SPDRs are exchange-traded securities that represent ownership on the SPDR Trust, a long-term unit investment trust which has been established to accumulate and hold a portfolio of common stocks that is intended to track the price performance and dividend yield of the Standard & Poor's Composite Stock Price Index. Holders of SPDRs are entitled to receive proportionate quarterly distributions corresponding to the dividends which accrue on the S&P 500 stocks in the underlying portfolio, less accumulated expenses of the SPDR Trust. DIAMONDs operate similarly to SPDRs, except that the DIAMONDS Trust is intended to track the price performance and dividend yield of the Dow Jones Industrial Average. SPDRs and DIAMONDs are unlike traditional mutual funds in that they are available for purchase or sale during the trading day like a share of stock, rather than at closing net asset value per share. This characteristic of SPDRs and DIAMONDs is a risk separate and distinct from the risk that its net asset value will decrease.

Shares of other exchange-traded funds ("ETFs") may also be purchased by the Fund. An ETF is an investment company that is registered under the 1940 Act that holds a portfolio of securities designed to track the performance of a particular index. ETFs sell and redeem their shares at net asset value in large blocks (typically 50,000 of its shares) called "creation units." Shares representing fractional interests in these creation units are listed for trading on national securities exchanges and can be purchased and sold in the secondary market in lots of any size at any time during the trading day. Some ETFs are subject to percentage investment limitations imposed by the 1940 Act, except to the extent that investments in such ETFs are exempt from percentage limitations, pursuant to SEC Order, in which case they will not be subject to any such investment limitation. Investments in ETFs involve certain inherent risks generally associated with investments in a broadly-based portfolio of securities including: (1) risks that the general level of securities prices may decline, thereby adversely affecting the value of each unit of the ETF; (2) an ETF may not fully replicate the performance of its benchmark index because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or number of securities held; (3) an ETF may also be adversely affected by the performance of the specific index, market sector or group of industries on which it is based; and (4) an ETF may not track an index as well as a traditional index fund because ETFs are valued by the market and, therefore, there may be a difference between the market value and the ETF's net asset value.

To the extent the Fund purchases shares of other investment companies, Fund shareholders would indirectly pay a portion of the operating costs of such investment companies. These costs include management, brokerage, shareholder servicing and other operational expenses. Indirectly, then, shareholders may pay higher operational costs than if they owned the underlying investment companies directly.

DESCRIPTION OF MONEY MARKET INSTRUMENTS. Money market instruments may include U.S. Government Securities or corporate debt obligations (including those subject to repurchase agreements) as described herein, provided that they mature in thirteen months or less from the date of acquisition and are otherwise eligible for purchase by the Fund. Money market instruments also may include Bankers' Acceptances and Certificates of Deposit of domestic branches of U.S. banks, Commercial Paper and Variable Amount Demand Master Notes ("Master Notes"). BANKERS' ACCEPTANCES are time drafts drawn on and "accepted" by a bank, which are the customary means of effecting payment for merchandise sold in import-export transactions and are a source of financing used extensively in international trade. When a bank "accepts" such a time draft, it assumes liability for its payment. When the Fund acquires a Bankers' Acceptance, the bank which "accepted" the time draft is liable for payment of interest and principal when due. The Bankers' Acceptance, therefore, carries the full faith and credit of such bank. A CERTIFICATE OF DEPOSIT ("CD") is an unsecured interest-bearing debt obligation of a bank. CDs acquired by the Fund would generally be in amounts of $100,000 or more. COMMERCIAL PAPER is an unsecured, short term debt obligation of a bank, corporation or other borrower. Commercial Paper maturity generally ranges from two to 270 days and is usually sold on a discounted basis rather than as an interest-bearing instrument. The Fund will invest in Commercial Paper only if it is rated in the highest rating category by any nationally recognized statistical rating organization ("NRSRO") or, if not rated, if the issuer has an outstanding unsecured debt issue rated in the three highest categories by any NRSRO or, if not so rated, is of equivalent quality in the Adviser's assessment. Commercial Paper may include Master Notes of the same quality. MASTER NOTES are unsecured obligations which are redeemable upon demand of the holder and which permit the investment of fluctuating amounts at varying rates of interest. Master Notes are acquired by the Fund only through the Master Note program of the Fund's custodian, acting as administrator thereof. The Adviser will monitor, on a continuous basis, the earnings power, cash flow and other liquidity ratios of the issuer of a Master Note held by the Fund.

BORROWING. The Fund may borrow, temporarily, up to 5% of its total assets for extraordinary or emergency purposes and may increase the limit to 33.3% of its total assets to meet redemption requests which might otherwise require untimely disposition of portfolio holdings. To the extent the Fund borrows for these purposes, the effects of market price fluctuation on portfolio net asset value will be exaggerated. If, while such borrowing is in effect, the value of the Fund's assets declines, the Fund would be forced to liquidate portfolio securities when it is disadvantageous to do so. The Fund would incur interest and other transaction costs in connection with such borrowing. The Fund will not make any additional investments while its outstanding borrowings exceed 5% of the current value of its total assets.

PORTFOLIO TURNOVER. Portfolio turnover will not be a limiting factor when the Adviser deems changes appropriate. By utilizing the approach to investing described herein, it is expected that annual portfolio turnover will generally not exceed 150% with respect to the Fund. Market conditions may dictate, however, a higher rate of portfolio turnover in a particular year. The degree of portfolio activity affects the brokerage costs of the Fund and may have an impact on the total amount of taxable distributions to shareholders.

                             INVESTMENT LIMITATIONS

The Fund has adopted certain fundamental investment limitations designed to reduce the risk of an investment in the Fund. These limitations may not be changed with respect to the Fund without the affirmative vote of a majority of the outstanding voting shares of the Fund. For purposes of the discussion of these fundamental investment limitations, the term "majority" of the outstanding shares of the Fund means the lesser of (i) 67% of the Fund's outstanding shares represented in person or by proxy at a meeting at which more than 50% of its outstanding shares are represented, or (ii) more than 50% of its outstanding shares.

Under these fundamental limitations, the Fund MAY NOT:

(1) Issue senior securities, borrow money or pledge its assets, except that it may borrow from banks as a temporary measure (a) for extraordinary or emergency purposes, in amounts not exceeding 5% of either Fund's total assets, or (b) in order to meet redemption requests which might otherwise require untimely disposition of portfolio securities if, immediately after such borrowing, the value of the Fund's assets, including all borrowings then outstanding, less its liabilities (excluding all borrowings), is equal to at least 300% of the aggregate amount of borrowings then outstanding, and may pledge its assets to secure all such borrowings;

(2) Invest in restricted securities, or invest more than 10% of the Fund's assets in other illiquid securities, including repurchase agreements maturing in over seven days, and other securities for which there is no established market or for which market quotations are not readily available;

(3) Acquire foreign securities, except that the Fund may acquire foreign securities sold as American Depository Receipts;

(4) Invest more than 5% of the value of its total assets in the securities of any one corporate issuer or purchase more than 10% of the outstanding voting securities or of any class of securities of any one corporate issuer;

(5) Invest 25% or more of the value of its total assets in any one industry or group of industries (except that securities of the U.S. Government, its agencies and instrumentalities are not subject to these limitations);

(6) Invest for the purpose of exercising control or management of another issuer;

(7) Invest in interests in real estate, real estate mortgage loans, oil, gas or other mineral exploration or development programs, except that the Fund may invest in the securities of companies (other than those which are not readily marketable) which own or deal in such things, and the Fund may invest in certain mortgage backed securities as described in the Prospectus;

(8) Underwrite securities issued by others, except to the extent the Fund may be deemed to be an underwriter under the federal securities laws in connection with the disposition of portfolio securities;

(9) Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of transactions);

(10) Participate on a joint or joint and several basis in any trading account in securities;

(11) Make loans of money or securities, except that the Fund may invest in repurchase agreements; or

(12) Purchase  or  sell   commodities,   commodities   contracts,   warrants  on
     commodities or related options.

Percentage restrictions stated as an investment policy or investment limitation apply at the time of investment; if a later increase or decrease in percentage beyond the specified limits results from a change in securities values or total assets, it will not be considered a violation. However, in the case of the borrowing limitation (limitation number 1, above), the Fund will, to the extent necessary, reduce its existing borrowings to comply with the limitation.

                              TRUSTEES AND OFFICERS

Overall responsibility for management of the Trust rests with the Board of Trustees. The Trustees, in turn, elect the officers of the Trust. The Trustees serve for an indefinite term, subject to periodic review, and the officers are elected annually. The following is a list of the Trustees and executive officers of the Trust. Each Trustee who is an "interested person" of the Trust, as defined by the 1940 Act, is indicated by an asterisk.

                                                                                                                         Number of
                                                                                                                      Portfolios in
                                                                                                                          Fund
                                           Length of         Position(s) Held       Principal Occupation(s) During       Complex
Name, Address and Age                     Time Served           with Trust                 Past 5 Years and            Overseen by
                                                                                   Directorships of Public Companies     Trustee
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES:

*Austin Brockenbrough III (age 69)           Since              Trustee;        President and Managing Director of         12
1802  Bayberry Court, Suite 400          September 1988     Vice President of   Lowe, Brockenbrough & Company, Inc.,
Richmond, Virginia 23226                                      The Jamestown     Richmond, Virginia; Director of
                                                                 Funds          Tredegar Corporation (plastics
                                                                                manufacturer) and Wilkinson O'Grady &
                                                                                Co. Inc. (global asset manager)

*John T. Bruce (age 52)                      Since              Trustee;        Principal of Flippin, Bruce & Porter,      12
800 Main Street                          September 1988       President of      Inc., Lynchburg, Virginia
Lynchburg, Virginia 24504                                     the Flippin,
                                                             Bruce & Porter
                                                                 Funds

*Charles M. Caravati, Jr. (age 69)           Since              Chairman        Retired physician; retired President       12
931 Broad Street Road                      June 1991           and Trustee      of Dermatology Associates of
Manakin-Sabot, Virginia 23103                                                   Virginia, P.C.


INDEPENDENT TRUSTEES:

J. Finley Lee, Jr. (age 66)                  Since              Trustee         Financial consultant and the Julian        12
448 Pond Apple Drive North               September 1988                         Price Professor Emeritus, University
Naples, Florida 34119                                                           of North Carolina

Richard L. Morrill (age 67)                  Since              Trustee         Former Chancellor of the University        12
G19 Boatwright Library                     March 1993                           of Richmond; Director of Tredegar
Richmond, Virginia 23173                                                        Corporation (plastics manufacturer)
                                                                                and Albemarle Corporation (polymers
                                                                                and chemicals manufacturer)

Harris V. Morrissette (age 46)               Since              Trustee         Chief Executive Officer of Marshall        12
100 Jacintoport Boulevard                  March 1993                           Biscuit Co. Inc.; Chairman of Azalea
Saraland, Alabama 36571                                                         Aviation, Inc. (airplane fueling);
                                                                                Director of BancTrust Financial
                                                                                Group, Inc. (bank holding company)
                                                                                and EnergySouth, Inc.

Erwin H. Will, Jr. (age 73)                  Since              Trustee         Retired Chief Investment Officer of        12
47 Willway Avenue                          July 1997                            Equities of Virginia Retirement
Richmond, Virginia 23226                                                        System (VRS).  Subsequent
                                                                                to his retirement, he temporarily
                                                                                served as Acting Managing Director of
                                                                                Equities for VRS.

Samuel B. Witt III (age 70)                  Since              Trustee         Retired Senior Vice President and          12
302 Clovelly Road                        November 1988                          General Counsel of Stateside
Richmond, Virginia 23221                                                        Associates, Inc. (state government
                                                                                relations); Director of The Swiss
                                                                                Helvetia Fund, Inc. (closed-end
                                                                                investment company)

EXECUTIVE OFFICERS:
John P. Ackerly IV (age 42)                 Since            Vice President of       Senior Vice President of Davenport & Company
One James Center, 901 E. Cary Street    November 1997    The Davenport Equity Fund   LLC, Richmond, Virginia
Richmond, Virginia 23219

Laura E. Amory (age 39)                     Since        Chief Compliance Officer    Director of Compliance of Davenport & Company,
One James Center, 901 E. Cary Street   September 2004     of The Davenport Equity    LLC, Richmond, Virginia
Richmond, Virginia 23219                                           Fund

Joseph L. Antrim III (age 61)               Since              President of          Executive Vice President of Davenport &
One James Center, 901 E. Cary Street    November 1997    The Davenport Equity Fund   Company LLC, Richmond, Virginia
Richmond, Virginia 23219

Austin Brockenbrough IV (age 37)            Since            Vice President of       Managing Director of Lowe, Brockenbrough &
1802 Bayberry Court, Suite 400           August 2006     The Jamestown Select Fund   Company, Inc., Richmond, Virginia
Richmond, Virginia 23226

Charles M. Caravati III (age 40)            Since       President of The Jamestown   Managing Director of Lowe, Brockenbrough &
1802 Bayberry Court, Suite 400          January 1996        Balanced Fund, The       Company, Inc., Richmond, Virginia
Richmond, Virginia 23226                                 Jamestown Equity Fund and
                                                              The Jamestown
                                                         International Equity Fund

Robert G. Dorsey (age 49)                   Since             Vice President         Managing Director of Ultimus Fund Solutions,
225 Pictoria Drive, Suite 450           November 2000                                LLC (a registered transfer agent) and Ultimus
Cincinnati, Ohio 45246                                                               Fund Distributors, LLC (a registered broker-
                                                                                     dealer)

John M. Flippin (age 64)                    Since            Vice President of       Principal of Flippin, Bruce & Porter, Inc.,
800 Main Street                        September 1988      the Flippin, Bruce &      Lynchburg, Virginia
Lynchburg, Virginia 24504                                      Porter Funds

Peter L. Gibbes (age 49)                    Since            Vice President of       Manager of Quantitative Analysis of Lowe,
1802 Bayberry Court, Suite 400           August 2006     The Jamestown Select Fund   Brockenbrough & Company, Inc., Richmond,
Richmond, Virginia 23226                                                             Virginia

Joseph A. Jennings III (age 44)             Since       President of The Jamestown   Portfolio Manager of Lowe, Brockenbrough &
1802 Bayberry Court, Suite 400            June 2005      Tax Exempt Virginia Fund    Company, Inc., Richmond Virginia
Richmond, Virginia 23226

Timothy S. Healey (age 53)                  Since          Vice President of The     Principal of T. Leavell & Associates, Inc.,
800 Shades Creek Parkway, Suite 585     January 1995     Government Street Mid-Cap   Mobile, Alabama
Birmingham, Alabama 35209                                Fund and The Alabama Tax
                                                              Free Bond Fund

Mary Shannon Hope (age 42)                  Since          Vice President of The     Vice President and Portfolio Manager of T.
150 Government Street                   February 2004   Government Street Bond Fund  Leavell & Associates, Inc., Mobile, Alabama
Mobile, Alabama 36602

J. Lee Keiger III (age 51)                  Since            Vice President of       Senior Vice President of Davenport & Company
One James Center, 901 E. Cary Street    November 1997    The Davenport Equity Fund   LLC, Richmond, Virginia
Richmond, Virginia 23219

Thomas W. Leavell (age 63)                  Since              President of          President of T. Leavell & Associates, Inc.,
150 Government Street                   February 2004   The Government Street Funds  Mobile, Alabama
Mobile, Alabama 36602

Margaret H. Alves (age 34)                  Since        Chief Compliance Officer    Chief Compliance Officer  of  T.   Leavell  &
150 Government Street                   February 2006    of The Government Street    Associates, Inc., Mobile, Alabama;  associate
Mobile, Alabama 36602                                              Funds             attorney with Alford, Clausen & McDonald, LLC
                                                                                     from August 1999 until April 2006

R. Gregory Porter III (age 65)              Since            Vice President of       Principal of Flippin, Bruce & Porter, Inc.,
800 Main Street                        September 1988      the Flippin, Bruce &      Lynchburg, Virginia
Lynchburg, Virginia 24504                                      Porter Funds

Page T. Reece (age 49)                      Since        Chief Compliance Officer    Chief Compliance Officer and Director of
1802 Bayberry Court, Suite 400         September 2004     of The Jamestown Funds     Operations of Lowe, Brockenbrough & Company,
Richmond, Virginia 23226                                                             Inc.,  Richmond, Virginia

                                       9

Teresa L. Sanderson (age 43)                Since        Chief Compliance Officer    Chief Compliance  Officer and a Principal of
800 Main Street                        September 2004     of the Flippin, Bruce      Flippin, Bruce & Porter, Inc., Lynchburg,
Lynchburg, Virginia 24504                                    & Porter Funds          Virginia

Mark J. Seger (age 44)                      Since                Treasurer           Managing Director of Ultimus Fund Solutions,
225 Pictoria Drive, Suite 450           November 2000                                LLC and Ultimus Fund Distributors, LLC
Cincinnati, Ohio 45246

Pamela C. Simms (age 44)                    Since            Vice President of       Account Administrator of Lowe, Brockenbrough &
1802 Bayberry Court, Suite 400          February 2003    The Jamestown Tax Exempt    Company, Inc., Richmond, Virginia
Richmond Virginia 23226                                        Virginia Fund

John F. Splain  (age 49)                    Since                Secretary           Managing Director of Ultimus Fund Solutions,
225 Pictoria Drive, Suite 450           November 2000                                LLC and Ultimus Fund Distributors, LLC
Cincinnati, Ohio 45246

Connie R. Taylor (age 55)                   Since          Vice President of The     Account Administrator of Lowe, Brockenbrough &
1802 Bayberry Court, Suite 400           March 1993     Jamestown Balanced Fund and  Company, Inc., Richmond, Virginia
Richmond, Virginia 23226                                 The Jamestown Equity Fund

Lawrence B. Whitlock, Jr. (age 58)          Since          Vice President of The     Managing Director of Lowe, Brockenbrough &
1802 Bayberry Court, Suite 400          February 2002   Jamestown Balanced Fund and  Company, Inc., Richmond, Virginia
Richmond, Virginia 23226                                 The Jamestown Equity Fund
                                                              and President of
                                                         The Jamestown Select Fund

* Austin Brockenbrough III and John T. Bruce, as affiliated persons of investment advisers to the Trust, are "interested persons" of the Trust within the meaning of Section 2(a)(19) of the 1940 Act. Charles M. Caravati, Jr. is the father of Charles M. Caravati III, and is an affiliated person of the Trust by virtue of such relationship. Austin Brockenbrough III is the father of Austin Brockenbrough IV.

BOARD COMMITTEES. The Board of Trustees has established the following standing committees. The members of the Audit Committee, the Governance, Nomination and Compensation Committee and the Qualified Legal Compliance Committee are J. Finley Lee, Jr., Richard L. Morrill, Harris V. Morrissette, Erwin H. Will, Jr. and Samuel B. Witt III. The members of the Ethics Committee are Charles M. Caravati, Jr., J. Finley Lee, Jr. and Richard Morrill.

     o Audit Committee, which oversees the Trust's accounting and financial reporting policies and the independent audit of its financial statements. The Audit Committee met four times during the fiscal year ended March 31, 2006.

     o Governance, Nomination and Compensation Committee, which is responsible for selecting and nominating any future Trustees of the Trust who are not "interested persons" of the Trust, determining the level of compensation for non-interested trustees, and addressing fund governance issues on behalf of the Trust. The Governance, Nomination and Compensation Committee met four times during the fiscal year ended March 31, 2006. The Governance, Nomination and Compensation Committee will review shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing, addressed to the Committee at the Trust's offices and meet any minimum qualifications that may be adopted by the Committee.

     o Qualified Legal Compliance Committee, which is responsible for receiving and investigating evidence from attorneys representing the Trust of material violations of securities laws, a material breach of fiduciary duty or a similar material violation. The Qualified Legal Compliance Committee did not meet during the fiscal year ended March 31, 2006.

     o Ethics Committee, which is responsible for interpreting, investigating, resolving and reporting any existing or potential violations of law or personal conflicts of interest involving the Trust's principal executive and accounting officers or persons performing similar functions. The Ethics Committee did not meet during the fiscal year ended March 31, 2006.

TRUSTEES' OWNERSHIP OF FUND SHARES. The following table shows each Trustee's beneficial ownership of shares of the Fund and, on an aggregate basis, of shares of all funds within the complex overseen by the Trustee. Information is provided as of December 31, 2005.


                                                              Aggregate Dollar
                                                      Range of Shares of All Registered
                                Dollar Range of             Investment Companies
                           Shares of the Fund Owned     Overseen by Trustee in Family
Name of Trustee                   by Trustee               of Investment Companies
----------------------------------------------------------------------------------------
Austin Brockenbrough III             None                      Over $100,000
John T. Bruce                        None                      Over $100,000
Charles M. Caravati, Jr.             None                      Over $100,000

INDEPENDENT TRUSTEES:
J. Finley Lee, Jr.                   None                     $50,001--$100,000
Richard L. Morrill                   None                      Over $100,000
Harris V. Morrissette                None                      Over $100,000
Erwin H. Will, Jr.                   None                      Over $100,000
Samuel B. Witt III                   None                       $1--$10,000

TRUSTEE COMPENSATION. No director, officer or employee of an investment adviser or principal underwriter of the Trust will receive any compensation from the Trust for serving as an officer or Trustee of the Trust. Each Trustee who is not affiliated with an investment adviser or principal underwriter of the Trust receives from the Trust an annual retainer of $8,000, payable quarterly; a fee of $1,500 for attendance at each meeting of the Board of Trustees; and $1,000 for attendance at each meeting of any committee of the Board (except that such fee is $1,500 for the committee chairman); plus reimbursement of travel and other expenses incurred in attending meetings. The following table provides compensation amounts paid during the fiscal year ended March 31, 2006 to Trustees who are not affiliated with an investment adviser or principal underwriter of the Trust:



                            Aggregate        Pension or      Estimated Annual   Total Compensation
                          Compensation       Retirement        Benefits Upon    From the Fund and
Trustee                   From the Fund   Benefits Accrued      Retirement         Fund Complex
---------------------------------------------------------------------------------------------------
Charles M. Caravati, Jr.      $ 0               None               None              $ 15,500
J. Finley Lee, Jr.            $ 0               None               None                20,000
Richard L. Morrill            $ 0               None               None                22,500
Harris V. Morrissette         $ 0               None               None                23,000
Erwin H. Will, Jr.            $ 0               None               None                22,500
Samuel B. Witt III            $ 0               None               None                24,500

                               INVESTMENT ADVISER

Lowe, Brockenbrough & Company, Inc. (the "Adviser") supervises the Fund's investments pursuant to an Investment Advisory Agreement (the "Advisory Agreement") described in the Prospectus. The Advisory Agreement is effective until February 28, 2008 and is subject to annual approval by the Board of Trustees or by vote of a majority of the Fund's outstanding voting securities, provided the continuance is also approved by a majority of the Trustees who are not "interested persons" of the Trust or the Adviser by vote cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement is terminable without penalty on sixty days notice by the Board of Trustees of the Trust or by the Adviser. The Advisory Agreement provides that it will terminate automatically in the event of its assignment. Compensation of the Adviser is at the annual rate of 0.75% of the Fund's average daily net assets.

The Adviser, organized as a Virginia corporation in 1970, is controlled by its majority shareholder, Austin Brockenbrough III. As an affiliate of the Adviser, Mr. Brockenbrough may directly or indirectly receive benefits from the advisory fees paid to the Adviser. In addition to acting as adviser to the Fund, the Adviser serves as investment adviser to four additional investment companies, the subject of separate statements of additional information, and also provides investment advice to corporations, trusts, pension and profit sharing plans, other business and institutional accounts and individuals.

The Adviser provides a continuous investment program for the Fund, including investment research and management with respect to all securities, investments, cash and cash equivalents of the Fund. The Adviser determines what securities and other investments will be purchased, retained or sold by the Fund, and does so in accordance with the investment objectives and policies of the Fund as described herein and in the Prospectus. The Adviser places all securities orders for the Fund, determining with which broker, dealer, or issuer to place the orders. The Adviser must adhere to the brokerage policies of the Fund in placing all orders, the substance of which policies are that the Adviser must seek at all times the most favorable price and execution for all securities brokerage transactions. The Adviser also provides, at its own expense, certain executive officers to the Trust, and pays the entire cost of distributing Fund shares.

The Adviser may enter into arrangements with certain brokerage firms and financial institutions to provide administrative, shareholder sub-accounting and other services, including sales-related services. The Fund may compensate these organizations for their administrative and shareholder sub-accounting (but not sales-related) services based on the number of customer accounts maintained in the Fund by such organizations. The Adviser, not the Fund, may further compensate these organizations for their sales-related services, however the payment of such compensation by the Adviser will not affect the expense ratios of the Fund.

PORTFOLIO MANAGER

Other Accounts Managed
----------------------

The Portfolio Managers are also responsible for the day-to-day management of other accounts, as indicated in the following table. None of these accounts has an advisory fee based on the performance of the account.


    Other Accounts Managed (as of March 31, 2006)
---------------------------------------------------------------------------------------------------------------------------
                                                                                               Number of     Total Assets
                                                                                               Accounts      in Accounts
                                                                Number of   Total Assets in      with        with Advisory
                                                                 Accounts       Accounts      Advisory Fee   Fee Based on
 Name of Portfolio Manager        Type of Accounts               Managed        Managed         Based on     Performance
                                                                                              Performance
---------------------------------------------------------------------------------------------------------------------------
Lawrence B. Whitlock, Jr.   Registered investment companies:         2       $100 million          0             $ 0
                            Other pooled investment vehicles:        0           $ 0               0             $ 0
                            Other accounts:                         67       $143 million          0             $ 0


---------------------------------------------------------------------------------------------------------------------------
Peter L. Gibbes             Registered investment companies:         0           $ 0               0             $ 0
                            Other pooled investment vehicles:        0           $ 0               0             $ 0
                            Other accounts:                          0           $ 0               0             $ 0

---------------------------------------------------------------------------------------------------------------------------
Austin Brockenbrough, IV    Registered investment companies:         0           $ 0               0             $ 0
                            Other pooled investment vehicles:        0           $ 0               0             $ 0
                            Other accounts:                         98       $145 million          0             $ 0

---------------------------------------------------------------------------------------------------------------------------

Potential Conflicts of Interest
-------------------------------

The Portfolio Managers generally oversee other advisory accounts that adhere to an investment strategy similar to that of the Fund. Conflicts of interest may arise in connection with the management of the Fund's investments, the management of other advisory accounts, and personal trading by Portfolio Managers. The Adviser has an obligation to allocate investment opportunities to all of its clients, including the Fund, in a manner that is fair and equitable over time. Policies and procedures have been adopted to ensure this equitable allocation among clients. In addition, procedures are in place to monitor personal trading by the Portfolio Managers to ensure that the interests of the Adviser's clients come first.

Compensation
------------

The Adviser compensates the Portfolio Managers of the Fund with a combination of fixed salary, annual profit sharing contribution and an incentive bonus. Incentive bonuses are based on the Adviser's profitability and the Portfolio Manager's contribution to the Adviser. The fixed salary component represents the majority of the annual compensation.

Disclosure of Securities Ownership
----------------------------------

The following table indicates, as of March 31, 2006, the dollar value of shares beneficially owned by the Portfolio Managers of the Fund.

     -------------------------------------------------------------------
               Name of                       Dollar Value of Fund Shares
          Portfolio Manager                      Beneficially Owned
     -------------------------------------------------------------------
     Lawrence B. Whitlock, Jr.                         None
     -------------------------------------------------------------------
     Peter L. Gibbes                                   None
     -------------------------------------------------------------------
     Austin Brockenbrough, IV                          None
     -------------------------------------------------------------------

                                  ADMINISTRATOR

The Trust retains Ultimus Fund Solutions, LLC (the "Administrator"), 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, to provide the Fund with administrative, pricing, accounting, dividend disbursing, shareholder servicing and transfer agent services. The Administrator maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. The Administrator also provides accounting and pricing services to the Fund and supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services. The Administrator supervises the preparation of tax returns, reports to shareholders of the Fund, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees.

For the performance of these services, the Fund pays the Administrator a fee at the annual rate of 0.15% of the average value of its daily net assets up to $25 million, 0.125% of such assets from $25 million to $50 million, and 0.10% of such assets in excess of $50 million; provided, however, that the minimum fee is $4,000 per month. In addition, the Fund pays out-of-pocket expenses, including but not limited to, postage, envelopes, checks, drafts, forms, reports, record storage, communication lines and all costs of external pricing services.

                                   DISTRIBUTOR

Ultimus Fund Distributors, LLC (the "Distributor"), 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, serves as principal underwriter for the Fund pursuant to a Distribution Agreement. Shares are sold on a continuous basis by the Distributor. The Distributor has agreed to use its best efforts to solicit orders for the sale of Fund shares, but it is not obliged to sell any particular amount of shares. The Distribution Agreement provides that, unless sooner terminated, it will continue in effect so long as such continuance is approved at least annually (i) by the Board of Trustees or a vote of a majority of the outstanding shares, and (ii) by a majority of the Trustees who are not "interested persons" of the Trust or of the Distributor by vote cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated by the Fund at any time, without the payment of any penalty, by vote of a majority of the Board of Trustees of the Trust or by vote of a majority of the outstanding shares of the Fund on sixty days written notice to the Distributor, or by the Distributor at any time, without the payment of any penalty, on sixty days written notice to the Trust. The
Distribution Agreement will automatically terminate in the event of its assignment. The Distributor is an affiliate of the Administrator, and Robert G. Dorsey, Mark J. Seger and John F. Splain are each Managing Directors of the Distributor and officers of the Trust.

                             OTHER SERVICE PROVIDERS

The firm of Ernst & Young LLP, 312 Walnut Street, Suite 1900, Cincinnati, Ohio 45202, has been retained by the Board of Trustees to perform an independent audit of the financial statements of the Trust and to advise the Trust as to matters of accounting and federal and state income taxation, as requested.

Sullivan & Worcester LLP, One Post Office Square, Boston Massachusetts 02109, serves as legal counsel to the Trust and the Independent Trustees.

The Custodian of the Fund's assets is US Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202. The Custodian holds all cash and securities of the Fund (either in its possession or in its favor through "book entry systems" authorized by the Trustees in accordance with the 1940 Act), collects all income and effects all securities transactions on behalf of the Fund.

                       PORTFOLIO SECURITIES AND BROKERAGE

It is the Fund's practice to seek the best price and execution for all portfolio securities transactions. The Adviser (subject to the general supervision of the Board of Trustees) directs the execution of the Fund's portfolio transactions.

The Fund's fixed income portfolio transactions will normally be principal transactions executed in over-the-counter markets and will be executed on a "net" basis, which may include a dealer markup. The Fund's common stock portfolio transactions will normally be exchange traded and will be effected through broker-dealers who will charge brokerage commissions. With respect to securities traded only in the over-the-counter market, orders will be executed on a principal basis with primary market makers in such securities except where better prices or executions may be obtained on an agency basis or by dealing with other than a primary market maker.

Subject to the requirements of the 1940 Act and procedures adopted by the Board of Trustees, the Fund may execute portfolio transactions through any broker or dealer and pay brokerage commissions to a broker (i) which is an affiliated person of the Trust, or (ii) which is an affiliated person of such person, or
(iii) an affiliated person of which is an affiliated person of the Trust or the Adviser.

While there is no formula, agreement or undertaking to do so, a portion of the Fund's brokerage commissions may, in the discretion of the Adviser, be allocated to those brokers or dealers that provide the Adviser with research services. The types of research services that the Adviser may obtain include, but are not limited to, investment recommendations, financial, economic, political, fundamental and technical market and interest rate data, and other statistical or research services. Much of the information so obtained may also be used by the Adviser for the benefit of the other clients it may have. Conversely, the Fund may benefit from such transactions effected for the benefit of other clients. In all cases, the Adviser is obligated to effect transactions for the

Fund based upon obtaining the most favorable price and execution. Factors considered by the Adviser in determining whether the Fund will receive the most favorable price and execution include, among other things: the size of the order, the broker's ability to effect and settle the transaction promptly and efficiently and the Adviser's perception of the broker's reliability, integrity and financial condition.

CODES OF ETHICS. The Trust, the Adviser and the Distributor have each adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act which permits personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Fund. The Codes of Ethics adopted by the Trust, the Adviser and the Distributor are on public file with, and are available from, the Securities and Exchange Commission.

                          SPECIAL SHAREHOLDER SERVICES

As noted in the Prospectus, the Fund offers the following shareholder services:

REGULAR ACCOUNT. The regular account allows for voluntary investments to be made at any time. When an investor makes an initial investment in the Fund, a shareholder account is opened in accordance with the investor's registration instructions. Each time there is a transaction in a shareholder account, such as an additional investment or the reinvestment of a dividend or distribution, the shareholder will receive a statement showing the current transaction and all prior transactions in the shareholder account during the calendar year to date.

AUTOMATIC INVESTMENT PLAN. The automatic investment plan enables shareholders to make regular periodic investments in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the Administrator will automatically charge the checking account for the amount specified ($100 minimum) which will be automatically invested in shares at the net asset value on or about the fifteenth and/or the last business day of the month as indicated on the Account Application. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Administrator.

SYSTEMATIC WITHDRAWAL PLAN. Shareholders owning shares with a value of $10,000 or more may establish a Systematic Withdrawal Plan. A shareholder may receive monthly or quarterly payments, in amounts of not less than $100 per payment, by authorizing the Fund to redeem the necessary number of shares periodically (each month or quarterly in the months of March, June, September and December). Payments may be made directly to an investor's account with a commercial bank or other depository institution via an Automated Clearing House ("ACH") transaction.

Instructions for establishing this service are included in the Application contained in this Prospectus or are available by calling the Fund. Payments may also be made by check made payable to the designated recipient and mailed within 7 days of the valuation date. If the designated recipient is other than the registered shareholder, the signature of each shareholder must be guaranteed on the application (see "Signature Guarantees" in the Prospectus). A corporation (or partnership) must also submit a "Corporate Resolution" (or "Certification of Partnership") indicating the names, titles and required number of signatures authorized to act on its behalf. The application must be signed by a duly authorized officer(s) and the corporate seal affixed. No redemption fees are charged to shareholders under this plan. Costs in conjunction with the administration of the plan are borne by the Fund. Shareholders should be aware that such systematic withdrawals may deplete or use up entirely their initial investment. In addition, systematic withdrawals may result in realized long-term or short-term capital gains or losses, or, in certain circumstances, may be treated as dividends for tax purposes. The Systematic Withdrawal Plan may be terminated at any time by the Fund upon sixty days written notice or by a shareholder upon written notice to the Fund.
Applications and further details may be obtained by calling the Fund at 1-866-738-1126, or by writing to:

                               The Jamestown Funds
                              Shareholder Services
                                 P.O. Box 46707
                           Cincinnati, Ohio 45246-0707

PURCHASES IN KIND. The Fund may accept securities in lieu of cash in payment for the purchase of shares of the Fund. The acceptance of such securities is at the sole discretion of the Adviser based upon the suitability of the securities accepted for inclusion as a long term investment of the Fund, the marketability of such securities, and other factors which the Adviser may deem appropriate. If accepted, the securities will be valued using the same criteria and methods as described in "How Net Asset Value is Determined" in the Prospectus.

REDEMPTIONS IN KIND. The Fund does not intend, under normal circumstances, to redeem its securities by payment in kind. It is possible, however, that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for the Fund to pay for all redemptions in cash. In such case, the Board of Trustees may authorize payment to be made in portfolio securities or other property of the Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving them would incur brokerage costs when these securities are sold. An irrevocable election may be filed under Rule 18f-1 of the 1940 Act, wherein the Fund commits itself to pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems during any ninety day period, the lesser of (a) $250,000 or (b) one percent (1%) of the Fund's net assets at the beginning of such period.

TRANSFER OF REGISTRATION. To transfer shares to another owner, send a written request to the Fund at the address shown herein. Your request should include the following: (1) the Fund name and existing account registration; (2) signature(s) of the registered owner(s) exactly as the signature(s) appear(s) on the account registration; (3) the new account registration, address, social security or taxpayer identification number and how dividends and capital gains are to be distributed; (4) signature guarantees (see the Prospectus under the heading "Signature Guarantees"); and (5) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call or write the Fund.

                               PURCHASE OF SHARES

The purchase price of shares of the Fund is the net asset value next determined after the order is received. An order received prior to the close of the regular session of trading on the New York Stock Exchange (the "Exchange"), generally 4:00 p.m. Eastern time, will be executed at the price computed on the date of receipt; and an order received after that time will be executed at the price computed on the next Business Day. An order to purchase shares is not binding on the Fund until confirmed in writing (or unless other arrangements have been made with the Fund, for example in the case of orders utilizing wire transfer of funds) and payment has been received.

Due to Internal Revenue Service regulations, applications without social security or tax identification numbers will not be accepted. If, however, you have already applied for a social security or tax identification number at the time of completing your account application, the application should so indicate. The Fund is required to, and will, withhold taxes on all distributions and redemption proceeds if the number is not delivered to the Fund within 60 days.

The Fund reserves the right in its sole discretion (i) to suspend the offering of its shares, (ii) to reject purchase orders when in the judgment of management such rejection is in the best interest of the Fund and its shareholders, and
(iii) to reduce or waive the minimum for initial and subsequent investments under some circumstances, including circumstances where certain economies can be achieved in sales of Fund shares.

EMPLOYEES AND AFFILIATES OF THE FUND. The Fund has adopted initial investment minimums for the purpose of reducing the cost to the Fund (and consequently to the shareholders) of communicating with and servicing its shareholders. However, a reduced minimum initial investment requirement of $1,000 applies to Trustees, officers and employees of the Fund, the Adviser and certain parties related thereto, including clients of the Adviser or any sponsor, officer, committee member thereof, or the immediate family of any of them. In addition, accounts having the same mailing address may be aggregated for purposes of the minimum investment if shareholders consent in writing to share a single mailing of shareholder reports, proxy statements (but each such shareholder would receive his/her own proxy) and other Fund literature.

                              REDEMPTION OF SHARES

The Fund may suspend redemption privileges or postpone the date of payment (i) during any period that the Exchange is closed, or trading on the Exchange is restricted as determined by the Securities and Exchange Commission (the "SEC"),
(ii) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or to fairly determine the value of its assets, and (iii) for such other periods as the SEC may permit.

No charge is made by the Fund for redemptions, although the Trustees could impose a redemption charge in the future. Any redemption may be for more or less than the amount of the shareholder's investment depending on the market value of securities held by the Fund.

There is currently no charge by the Fund for wire redemptions. However, the Fund reserves the right, upon thirty days written notice, to make reasonable charges for wire redemptions. All charges will be deducted from your account by redemption of shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. In the event that wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

                          NET ASSET VALUE DETERMINATION

Under the 1940 Act, the Trustees are responsible for determining in good faith the fair value of the securities and other assets of the Fund, and they have adopted procedures to do so, as follows. The net asset value of the Fund is determined as of the close of the regular session of trading on the Exchange (currently 04:00 p.m. Eastern time) on each "Business Day." A Business Day means any day, Monday through Friday, except for the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Fourth of July, Labor Day, Thanksgiving Day and Christmas. Net asset value per share is determined by dividing the total value of all Fund securities and other assets, less liabilities, by the total number of shares then outstanding. Net asset value includes interest on fixed income securities, which is accrued daily.

                                  FUND EXPENSES

The Fund pays all expenses not assumed by the Adviser, including its advisory fees. Fund expenses include, among others, the fees and expense, if any, of the Trustees and officers who are not "affiliated persons" of the Adviser or the Distributor, fees of the Custodian, interest expense, taxes, brokerage fees and commissions, fees and expenses of the Fund's shareholder servicing operations, fees and expenses of qualifying and registering the Fund's shares under federal and state securities laws, expenses of preparing, printing and distributing prospectuses and reports to existing shareholders, auditing and legal expenses, insurance expenses, association dues, and the expense of shareholders' meetings and proxy solicitations. The Fund is also liable for any nonrecurring expenses as may arise such as litigation to which the Fund may be a party. The Fund may be obligated to indemnify the Trustees and officers with respect to such litigation. All expenses of the Fund are accrued daily on the books of the Fund at a rate which, to the best of its belief, is equal to the actual expenses expected to be incurred by the Fund in accordance with generally accepted accounting practices.

General Trust expenses are allocated among the series, or funds, on a fair and equitable basis by the Board of Trustees, which may be based on relative net assets of each fund (on the date the expense is paid) or the nature of the services performed and the relative applicability to each fund.

                           ADDITIONAL TAX INFORMATION

TAXATION OF THE FUND. The Fund intends to qualify annually for the special tax treatment afforded a "regulated investment company" ("RIC") under Subchapter M of the Internal Revenue Code of 1986 (the "Code") so that it does not pay federal taxes on income and capital gains distributed to shareholders. Among the requirements to qualify under Subchapter M, the

Fund must distribute annually at least 90% of its net investment income. In addition to this distribution requirement, the Fund must (1) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currency, certain other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in stock, securities or currencies, or from net income derived from an interest in a qualified publicly traded partnership ("PTP"); and
(2) diversify its holdings so that at the end of each quarter of its taxable year the following two conditions are met: (a) at least 50% of the value of the Fund's total assets is represented by cash, U.S. Government securities, securities of other RICs and other securities (for this purpose such other securities will qualify only if the Fund's investment is limited in respect to any issuer to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer) and (b) not more than 25% of the value of the Fund's total assets is invested in securities (other than U.S. Government securities or securities of other RICs) of any one issuer, the securities of any two or more issuers that the Fund controls and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified PTPs. For these purposes, a qualified PTP is generally a PTP other than one where at least 90% of its gross income is gross income that would otherwise be qualifying income for a RIC.

While the above requirements are aimed at qualification of the Fund as a RIC under Subchapter M of the Code, the Fund also intends to comply with certain requirements of the Code to avoid liability for federal income and excise tax. If the Fund remains qualified under Subchapter M, they will not be subject to federal income tax to the extent they distribute their taxable net investment income and net realized capital gains. A nondeductible 4% federal excise tax will be imposed on the Fund to the extent it does not distribute at least 98% of its ordinary taxable income for a calendar year, plus 98% of its capital gain net taxable income for the one year period ending each October 31, plus certain undistributed amounts from prior years. While the Fund intends to distribute its taxable income and capital gains in a manner so as to avoid imposition of the federal excise and income taxes, there can be no assurance that the Fund indeed will make sufficient distributions to avoid entirely imposition of federal excise or income taxes. If the Fund fails to qualify as a RIC for any year, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and its distributions (including capital gains distributions) generally will be taxable as ordinary income dividends to its shareholders, subject to the dividends received deduction for corporate shareholders and the provisions relating to qualified dividend income. The Board of Trustees reserves the right not to maintain the qualification of the Fund as a RIC if it determines such course of action to be beneficial to shareholders.

The Fund's net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Capital losses may be carried forward to offset any capital gains for eight years, after which any undeducted capital loss remaining is lost as a deduction.

Should additional series, or funds, be created by the Trustees, each fund would be treated as a separate tax entity for federal income tax purposes.

TAX STATUS OF THE FUND'S DIVIDENDS AND DISTRIBUTIONS. Dividends paid by the Fund derived from net investment income or net short-term capital gains are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares. Dividends from net investment income to the extent the Fund receives qualified dividend income will be taxable to individuals at net capital gains rates. Qualified dividend income is, in general, income from dividends the Fund receives from taxable domestic corporations and certain foreign corporations, subject to certain holding period and other requirements. Distributions, if any, of long-term capital gains are taxable to shareholders as long-term capital gains, whether received in cash or reinvested in additional shares, regardless of how long Fund shares have been held. For information on "backup" withholding, see "Purchase of Shares" above.

For corporate shareholders, the dividends received deduction, if applicable, should apply to a portion of the dividends paid by Fund. The Fund will send shareholders information each year on the tax status of dividends and disbursements. A dividend or capital gains distribution paid shortly after shares have been purchased, although in effect a return of investment, is subject to federal income taxation. Dividends from net investment income, along with capital gains, will be taxable to shareholders, whether received in cash or shares and no matter how long you have held Fund shares, even if they reduce the net asset value of shares below your cost and thus in effect result in a return of a part of your investment.

SALE OR REDEMPTION OF FUND SHARES. A sale, exchange or redemption of shares of the Fund by a shareholder is generally a taxable event. For federal income tax purposes, any loss upon the sale of shares of the Fund held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions received by the shareholder. In addition, any loss upon the sale of Fund shares held for six months or less will be disallowed for both federal income tax purposes to the extent of any dividends received by the shareholder exempt from federal income tax.

Shareholders should consult their tax advisors regarding the federal, state, local and foreign tax consequences resulting from the ownership of shares of the Fund.

                       GENERAL INFORMATION ABOUT THE TRUST

The Fund is a no-load series of Williamsburg Investment Trust, an open-end management investment company organized as a placeStateMassachusetts business trust in July 1988. The Board of Trustees has overall responsibility for management of the Fund under the laws of Massachusetts governing the responsibilities of trustees of business trusts.

Shares of the Fund, when issued, are fully paid and non-assessable and have no preemptive or conversion rights. Shareholders are entitled to one vote for each full share and a fractional vote for each fractional share held. Shares have noncumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees and, in this event, the holders of the remaining shares voting will not be able to elect any Trustees. The Trustees will hold office indefinitely, except that:
(1) any Trustee may resign or retire and (2) any Trustee may be removed with or without cause at any time (a) by a written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; or (b) by vote of shareholders holding not less than two-thirds of the outstanding shares of the Trust, cast in person or by proxy at a meeting called for that purpose; or (c) by a written declaration signed by shareholders holding not less than two-thirds of the outstanding shares of the Trust and filed with the Trust's custodian. Shareholders have certain rights, as set forth in the Declaration of Trust, including the right to call a meeting of the shareholders for the purpose of voting on the removal of one or more Trustees. Shareholders holding not less than ten percent (10%) of the shares then outstanding may require the Trustees to call such a meeting and the Trustees are obligated to provide certain assistance to shareholders desiring to communicate with other shareholders in such regard (e.g., providing access to shareholder lists, etc.). Shareholder inquiries may be made in writing, addressed to the Fund at the address contained in this Statement of Additional Information. In case a vacancy or an anticipated vacancy shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to the provisions of Section 16(a) of the 1940 Act. The Trust does not expect to have an annual meeting of shareholders.

The Declaration of Trust of the Trust currently provides for the shares of twelve funds, or series, to be issued. Shares of all twelve series have currently been issued, in addition to the Fund: shares of The Jamestown Equity Fund, The Jamestown Balanced Fund, The Jamestown Virginia Tax-Exempt Fund and The Jamestown International Equity Fund, which are also managed by the Adviser; shares of the FBP Value Fund and the FBP Balanced Fund, which are managed by Flippin, Bruce & Porter, Inc. of Lynchburg, Virginia; shares of The Government Street Equity Fund, The Government Street Mid-Cap Fund, The Government Street Bond Fund and The Alabama Tax Free Bond Fund, which are managed by T. Leavell & Associates, Inc. of Mobile, Alabama; and shares of The Davenport Equity Fund, which is managed by Davenport & Company LLC of Richmond, Virginia. The Trustees are permitted to create additional series, or funds, at any time.

Upon liquidation of the Trust or a particular fund of the Trust, holders of the outstanding shares of the fund being liquidated shall be entitled to receive, in proportion to the number of shares of the fund held by them, the excess of that fund's assets over its liabilities. Each outstanding share is entitled to one vote for each full share and a fractional vote for each fractional share, on all matters which concern the Trust as a whole. On any matter submitted to a vote of shareholders, all shares of the Trust then issued and outstanding and entitled to vote, irrespective of the fund, shall be voted in the aggregate and not by fund, except (i) when required by the 1940 Act, shares shall be voted by individual fund; and (ii) when the matter does not affect any interest of a particular fund, then only shareholders of the affected fund or funds shall be entitled to vote thereon. Examples of matters which affect only a particular fund could be a proposed change in the fundamental investment objectives or policies of that fund or a proposed change in the investment advisory agreement for a particular fund. The shares of the Trust have noncumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect all of the Trustees if they so choose.

Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. The Declaration of Trust, therefore, contains provisions which are intended to mitigate such liability.

Stock certificates will not be issued for your shares. Evidence of ownership will be given by issuance of periodic account statements which will show the number of shares owned.

PROXY VOTING POLICIES AND PROCEDURES. The Trust and the Adviser have adopted Proxy Voting Policies and Procedures that describe how the Fund intends to vote proxies relating to portfolio securities. The Proxy Voting Policies and Procedures of the Trust and the Adviser are attached to this Statement of Additional Information as Appendix A. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-866-738-1126, or on the SEC's website at HTTP://WWW.SEC.GOV.

PORTFOLIO HOLDINGS DISCLOSURE POLICY. The Board of Trustees of the Trust has adopted policies to govern the circumstances under which disclosure regarding securities held by the Fund, and disclosure of purchases and sales of such securities, may be made to shareholders of the Fund or other persons.

     o Public disclosure regarding the securities held by the Fund ("Portfolio Securities") is made quarterly in Annual Reports and Semi-Annual Reports to shareholders, and in quarterly holdings reports on Form N-Q ("Official Reports"). Except for such Official Reports and as otherwise expressly permitted herein or required by applicable law, shareholders and other persons may not be provided with information regarding Portfolio Securities held, purchased or sold by the Fund.

     o The Fund posts a complete listing of its Portfolio Securities as of the end of each month at WWW.JAMESTOWNFUNDS.COM. The listings of Portfolio Securities are made available within 10 business days of the end of each month. The listings of Portfolio Securities on the website are available to the general public.

     o Information regarding Portfolio Securities is disclosed to the following rating and ranking organizations: Morningstar Inc., Lipper, Inc., Bloomberg L.P, Thomson Financial, and Standard & Poors, Inc. The Fund has not entered into confidentiality or trading prohibition agreements with these organizations, however the Fund makes available information about their Portfolio Securities to the general public (via the Fund's website) in advance of any release of such information to these organizations.

     o These policies relating to disclosure of the Fund's Portfolio Securities do not prohibit: (i) disclosure of information to the Adviser or to other Fund service providers, including but not limited to the Fund's administrator, distributor, custodian, legal counsel, auditors, pricing service, financial printer and proxy voting service, or to brokers and dealers in connection with the Fund's purchase and sale of Portfolio Securities; and (ii) disclosure of holdings of or transactions in Portfolio Securities by the Fund that is made on the same basis to all shareholders of the Fund.

     o The Fund's Chief Compliance Officer may approve other arrangements, not described herein, under which information relating to Portfolio Securities held by the Fund, or purchased or sold by the Fund (other than information contained in Official Reports), is disclosed to any shareholder or other person. The Chief Compliance

          Officer shall approve such an arrangement only if she concludes (based on a consideration of the information to be disclosed, the timing of the disclosure, the intended use of the information and other relevant factors) that the arrangement is reasonably necessary to aid in conducting the ongoing business of the Fund and is unlikely to affect adversely the Fund or any shareholder of the Fund and is in the best interests of shareholders and subject to a confidentiality agreement and prohibition of trading based upon material non-public information.

     o Neither the Adviser nor the Trust (or any affiliated person, employee, officer, trustee or director of the Adviser or the Trust) may receive any direct or indirect compensation in consideration of the disclosure of information relating to Portfolio Securities held, purchased or sold by the Fund.

     o The Chief Compliance Officer shall inform the Board of Trustees of any arrangements that are approved by the Chief Compliance Officer pursuant to these policies, and the rationale supporting such approval, at the next regular quarterly meeting of the Board of Trustees following such approval. At least once annually, the Chief Compliance Officer shall provide the Board of Trustees with a written report as to compliance with these policies.

                         CALCULATION OF PERFORMANCE DATA

The Fund may, from time to time, advertise certain total return information. The average annual total return of the Fund for a period is computed by finding the average compounded rates of return over the 1-, 5-, and 10-year periods (or the periods of the Fund's operations) that would equate the initial amount invested to the ending redeemable value (after adjusting for the reinvestment of any income dividends and capital gain distributions). In particular, the average annual total return of the Fund ("T") is computed by using the redeemable value at the end of a specified period of time ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula P (l+T)n = ERV.

Average annual total returns may also be calculated (i) after taxes on distributions and (ii) after taxes on distributions and redemption of Fund shares at the end of the period. The calculations assume deduction of all taxes due on such Fund distributions. The ending redeemable value is determined by assuming a complete redemption at the end of the period covered by the computation and, in the case of returns after taxes on distributions and redemption of Fund shares, includes the deduction of capital gains taxes resulting from the redemption or, if appropriate, an adjustment to take into account the tax benefit from any capital losses that may have resulted from the redemption. After-tax returns are calculated using the highest applicable individual federal marginal tax rate in effect on the reinvestment date of a distribution. The tax rates used correspond to the tax character of each component of the distributions (that is, the ordinary income tax rate for ordinary income distributions and the long-term capital gains rate for capital gains distributions). The tax rates may vary over the course of the measurement period. State and local tax liabilities are disregarded, as are the effect of phaseouts of certain exemptions, deductions and credits at various income levels and the impact of the federal alternative minimum income tax. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

In addition, the Fund may advertise other total return performance data ("Nonstandardized Return"). Nonstandardized Return shows as a percentage rate of return encompassing all elements of return (i.e., income and capital appreciation or depreciation); it assumes reinvestment of all dividends and capital gain distributions. Nonstandardized Return may consist of a cumulative percentage of return, actual year-by-year rates or any combination thereof.

From time to time, the Fund may advertise its yield. A yield quotation is based on a 30-day (or one month) period and is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                          Yield = 2[(a-b/cd + 1)6 - 1]
Where:
a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive dividends
d = the maximum offering price per share on the last day of the period

Solely for the purpose of computing yield, dividend income is recognized by accruing 1/360 of the stated dividend rate of the security each day that the Fund owns the security. Generally, interest earned (for the purpose of "a" above) on debt obligations is computed by reference to the yield to maturity of each obligation held based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day prior to the start of the 30-day (or one month) period for which yield is being calculated, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest).

The Fund's performance may be compared in advertisements, sales literature and other communications to the performance of other mutual funds having similar objectives or to standardized indices or other measures of investment performance. In particular, the Fund may compare its performance to the S&P 500 Index, which is generally considered to be representative of the performance of unmanaged common stocks that are publicly traded in the United States securities markets. Comparative performance may also be expressed by reference to rankings or broad groups of mutual funds, as prepared or tracked and published by mutual fund monitoring services, such as Lipper, Inc. or Morningstar, Inc., or by one or more newspapers, newsletters or financial periodicals. Performance comparisons may be useful to investors who wish to compare the Fund's past performance to that of other mutual funds and investment products. Of course, past performance is not a guarantee of future results.

o LIPPER, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time.

o MORNINGSTAR, INC. rates NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for one month.

Investors may use such indices and averages in addition to the Fund's Prospectus to obtain a more complete view of the Fund's performance before investing. Of course, when comparing the Fund's performance to any index, factors such as composition of the index and prevailing market conditions should be considered in assessing the significance of such comparisons. When comparing funds using reporting services or total return, investors should take into consideration any relevant differences in funds such as permitted portfolio compositions and methods used to value portfolio securities and compute offering price. Advertisements and other sales literature for the Fund may quote total returns that are calculated on non-standardized base periods. The total returns represent the historic change in the value of an investment in the Fund assuming reinvestment of dividends and distributions over a specified period of time.

From time to time the Fund may include in advertisements and other communications information, charts, and illustrations relating to inflation and the effects of inflation on the dollar, including the purchasing power of the dollar at various rates of inflation. The Fund may also disclose from time to time information about their portfolio allocation and holdings at a particular date (including ratings of securities assigned by independent rating services such as Standard & Poor's Ratings Group and Moody's Investors Service, Inc.). The Fund may also depict the historical performance of the securities in which the Fund may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments, performance indices of those investments, or economic indicators. The Fund may also present their performance and other investment characteristics, such as volatility or a temporary defensive posture, in light of the Adviser's view of current or past market conditions or historical trends. The Fund may also include in advertisements and in materials furnished to present and prospective shareholders statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as saving for retirement, children's education, or other future needs.

                        FINANCIAL STATEMENTS AND REPORTS

The financial statements of the Fund will be audited at least once each year by an independent registered public accounting firm. Shareholders will receive annual audited and semiannual (unaudited) reports when published, and will receive written confirmation of all confirmable transactions in their account. A copy of the Annual Report will accompany this Statement of Additional
Information ("SAI") whenever the SAI is requested by a shareholder or prospective investor.

                                   APPENDIX A

                          WILLIAMSBURG INVESTMENT TRUST

                   POLICIES AND PROCEDURES FOR VOTING PROXIES



     1. PURPOSE. The purpose of this memorandum is to describe the policies and procedures for voting proxies received from issuers whose securities are held by the Trust. These policies and procedures are to be implemented by the Investment Advisers to the various Funds.

     2. DEFINITIONS
        -----------

     (a) PROXY. A proxy permits a shareholder to vote without being present at annual or special meetings. A proxy is the form whereby a person who is eligible to vote on corporate matters transmits written instructions for voting or transfers the right to vote to another person in place of the eligible voter. Proxies are generally solicited by management, but may be solicited by dissident shareholders opposed to management's policies or strategies.

     (b) PROXY MANAGER. Proxy manager, as used herein, refers to the individual, individuals or committee of individuals appointed by the Investment Advisers to the various Funds as being responsible for supervising and implementing these Policies and Procedures.

     3. POLICY FOR VOTING PROXIES.
        -------------------------

     (a) FIDUCIARY CONSIDERATIONS. Proxies are voted solely in the interests of the shareholders of the Trust. Any conflict of interest must be resolved in the way that will most benefit the shareholders.

     (b) MANAGEMENT RECOMMENDATIONS. Since the quality and depth of management is a primary factor considered when investing in a company, the recommendation of management on any issue should be given substantial weight.

The vote with respect to most issues presented in proxy statements should be cast in accordance with the position of the company's management, unless it is determined that supporting management's position would adversely affect the investment merits of owning the stock. However, each issue should be considered on its own merits, and the position of the company's management should not be supported in any situation where it is found not to be in the best interests of the Trust's shareholders.

     4. CONFLICTS OF INTEREST. The Trust recognizes that under certain circumstances the Investment Advisers may have a conflict of interest in voting proxies on behalf of the various Funds. Such circumstances may include, but are not limited to, situations where the Investment Adviser or one or more of its affiliates, including officers, directors and employees, has or is seeking a client relationship with the issuer of the security that is the subject of the proxy vote. The Investment Adviser shall periodically inform its employees that they are under an obligation to be aware of the potential for conflicts of interest on the part of the Investment Adviser with respect to voting proxies on behalf of the Funds, both as a result of the employee's personal relationships and due to circumstances that may arise during the conduct of the Investment Adviser's business, and to bring conflicts of interest of which they become aware to the attention of the proxy manager. The Investment Adviser shall not vote proxies relating to such issuers on behalf of the Funds until it has determined that the conflict of interest is not material or a method of resolving such conflict of interest has been determined in the manner described below. A conflict of interest will be considered material to the extent that it is determined that such conflict has the potential to influence the Adviser's decision-making in voting a proxy. Materiality determinations will be based upon an assessment of the particular facts and circumstances. If the proxy manager determines that a conflict of interest is not material, the Investment Adviser may vote proxies notwithstanding the existence of a conflict. If the conflict of interest is determined to be material, either (i) the conflict shall be disclosed to the Audit Committee and the Investment Adviser shall follow the instructions of the Audit Committee or
(ii) the Investment Adviser shall vote the issue in question based upon the recommendation of an independent third party under a contractual arrangement approved by the Audit Committee. The proxy manager shall keep a record of all materiality decisions and report them to the Audit Committee on a quarterly basis.

     5. ROUTINE PROPOSALS. Proxies for routine proposals (such as election of directors, selection of independent public accountants, stock splits and increases in capital stock) should generally be voted in favor of management.

     6. NON-ROUTINE PROPOSALS.
        ---------------------

     (a) GUIDELINES ON ANTI-TAKEOVER ISSUES. Since anti-takeover proposals generally reduce shareholders' rights, the vote with respect to these proposals should generally be "against." During review of the proposal, if it is concluded that the proposal is beneficial to shareholders, a vote for the proposal should be cast. This may (but is not required to) be the case for staggered board and fair price amendments. Other anti-takeover issues include supermajority rules, superstock, poison pills and greenmail.

     (b) GUIDELINES ON SOCIAL AND POLITICAL ISSUES. Social and political issues should be reviewed on a case by case basis. Votes should generally be cast with management on social or political issues, subject to review by the proxy manager appointed by the Investment Adviser who shall be the portfolio manager, securities analyst or other investment professional.

     7. PROXY MANAGER APPROVAL. Votes on non-routine matters (including the matters in paragraph 5 and mergers, stock option and other compensation plans) and votes against a management's recommendations are subject to approval by the proxy manager.

     8. PROXY VOTING PROCEDURES. Proxy voting will be conducted in compliance with the policies and practices described in this memorandum and is subject to the proxy manager's supervision. A reasonable effort should be made to obtain proxy material and to vote in a timely fashion. Records should be maintained regarding the voting of proxies under these Policies and Procedures.

     9. REPORT TO THE BOARD. On an annual basis, the proxy manager or his designee will report in writing to the Board of Trustees on the general manner in which proxy proposals relating to anti-takeover, social and political issues were voted, as well as proposals that were voted in opposition to management's recommendations.

     10. INVESTMENT ADVISERS' VOTING PROCEDURES. The Trust acknowledges that the Investment Advisers to the various Funds have adopted voting policies and procedures for their clients which have been delivered to the Trust. To the extent that such policies and procedures are consistent with these Policies and Procedures, the Investment Advisers may implement them with respect to voting proxies on behalf of the various Funds. However, the provisions of paragraph 4 of these Policies and Procedures relating to conflicts of interest shall supercede any comparable provisions of the Investment Advisers' policies and procedures.



As adopted November 1, 2004

        LOWE, BROCKENBROUGH & CO., INC. (THE "ADVISER") AND THE JAMESTOWN
                               FUNDS (THE "FUNDS")

                      Proxy Voting Policies and Procedures

Lowe, Brockenbrough & Co., Inc, The Jamestown Balanced Fund, The Jamestown Equity Fund and The Jamestown Tax Exempt Virginia Fund, each of which is a series of Williamsburg Investment Trust (the "Trust"), intend to exercise a voice on behalf of shareholders and clients in matters of corporate governance through the proxy voting process. The Funds and the Adviser take their fiduciary responsibilities very seriously and believe the right to vote proxies is a significant asset of shareholders and clients. The Funds and the Adviser exercise their voting responsibilities as a fiduciary, solely with the goal of maximizing the value of shareholders' and clients' investments.

The Trust's board of trustees has delegated to the Adviser the responsibility of overseeing voting policies and decisions for the Funds. The Adviser's proxy voting principles for the Funds and its other clients are summarized below, with specific examples of voting decisions for the types of proposals that are most frequently presented.

General policy for voting proxies

The Adviser will vote proxies solely in the interests of its clients. Any conflict of interest must be resolved in the way that will most benefit its clients. The Adviser will consider each issue on its own merits, and the position of a company's management will not be supported in any situation where it is found not to be in the best interests of its clients. Proxy voting, absent any unusual circumstances or conflicts of interest, will be conducted in accordance with the procedures set forth below.

Conflicts of interest

The Adviser recognizes that under certain circumstances it may have a conflict of interest in voting proxies on behalf of its clients. Such circumstances may include, but are not limited to, situations where the Adviser, including officers, directors and employees, has or is seeking a client relationship with the issuer of the security that is the subject of the proxy vote. The Adviser shall periodically inform its employees that they are under an obligation to be aware of the potential for conflicts of interest on the part of the Adviser with respect to voting proxies on behalf of clients, both as a result of the employee's personal relationships and due to circumstances that may arise during the conduct of the Adviser's business, and to bring conflicts of interest of which they become aware to the attention of the Proxy Manager. The Adviser shall not vote proxies relating to such issuers on behalf of its client accounts until it has determined that the conflict of interest is not material or a method of resolving such conflict of interest has been agreed upon by the Management Committee or by the Williamsburg Trust Audit Committee (Audit Committee) for securities held by the Jamestown Funds. A conflict of interest will be considered material to the extent that it is determined that such conflict has the potential to influence the Adviser's decision-making in voting a proxy. Materiality determinations will be based upon an assessment of the particular facts and circumstances. If the Proxy Committee determines that a conflict of interest is not material, the Adviser may vote proxies notwithstanding the existence of a conflict. If the conflict of interest is determined to be material, the conflict shall be disclosed to the Management Committee or to the Audit Committee for Jamestown Fund securities and the ballot will be voted per the Egan-Jones recommendation. The Proxy Manager shall keep a record of all such votes.

In March 2006, the Advisor entered into an agreement with Egan-Jones to provide proxy voting recommendations. The Advisor shall vote in accordance with the Egan-Jones recommendation unless the Advisor determines an alternative vote shall better serve client interest or unless a client has provided specific voting instructions. The Advisor shall maintain records of all such votes.

Proxy voting process

The Adviser has designated a Proxy Manager and Committee. Proxy voting is subject to the supervision of the Proxy Manager. Reasonable efforts will be made to obtain proxy materials and to vote in a timely fashion. Records will be maintained regarding the voting of proxies under these policies and procedures.

                          WILLIAMSBURG INVESTMENT TRUST

PART C.   OTHER INFORMATION
          -----------------

Item 23.  Exhibits
          --------

          (a) Agreement and Declaration of Trust-- Incorporated herein by reference to Registration Statement on Form N-1A

          (b)  Bylaws--   Incorporated   herein  by  reference  to  Registration
               Statement on Form N-1A

          (c) Incorporated herein by reference to Agreement and Declaration of Trust and Bylaws

          (d) Form of Investment Advisory Agreement with Lowe, Brockenbrough & Company, Inc.-- Filed herewith

          (e) Distribution Agreement with Ultimus Fund Distributors, LLC-- Incorporated herein by reference to Registrant's Post-Effective Amendment No. 35 filed on May 18, 2001

          (f)  Inapplicable

          (g)  Custody   Agreement  with  U.S.  Bank,  N.A.   (formerly  Firstar
               Bank)--Incorporated   herein   by   reference   to   Registrant's
               Post-Effective Amendment No. 26 filed on August 1, 1996

          (h)  Mutual Fund  Services  Agreement  with  Ultimus  Fund  Solutions,
               LLC--Incorporated    herein   by   reference   to    Registrant's
               Post-Effective Amendment No. 39 filed on August 29, 2003

          (i) Opinion and Consent of Counsel relating to Issuance of Shares-- Incorporated herein by reference to Registrant's Post-Effective Amendment No. 39 filed on August 29, 2003

          (j) Consent of Independent Registered Public Accounting Firm-- Filed herewith

          (k)  Inapplicable

          (l)  Inapplicable

          (m)  Inapplicable

          (n)  Inapplicable

          (o)  Reserved

          (p) (i) Code of Ethics of The Jamestown Funds-- Incorporated herein by reference to Registrant's Post-Effective Amendment No. 42 filed on June 2, 2005

               (ii) Code of  Ethics  of Lowe,  Brockenbrough  &  Company,  Inc--
                    Incorporated    herein   by   reference   to    Registrant's
                    Post-Effective Amendment No. 42 filed on June 2, 2005

               (iii)Code  of  Ethics  of  Ultimus   Fund   Distributors,   LLC--
                    Incorporated    herein   by   reference   to    Registrant's
                    Post-Effective Amendment No. 42 filed on June 2, 2005


Item 24.  Persons Controlled by or Under Common Control with Registrant
          -------------------------------------------------------------
          No person is directly or indirectly controlled by or under common control with the Registrant.

Item 25.  Indemnification
          ---------------
          Article VIII of the Registrant's Agreement and Declaration of Trust provides for indemnification of officers and Trustees as follows:

               SECTION 8.4 Indemnification of Trustees and Officers. Subject to the limitations set forth in this Section 8.4, the Trust shall indemnify (from the assets of the Fund or Funds to which the conduct in question relates) each of its Trustees and officers, including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (referred to hereinafter, together with such person's heirs, executors, administrators or other legal representatives, as a "covered person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any covered person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such covered person may be or may have been involved as a party or otherwise or with which such covered person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, except with respect to any matter as to which it has been determined that such covered person (i) did not act in good faith in the reasonable belief that his action was in or not opposed to the best interests of the Trust or (ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office (either and both of the conduct described in clauses (i) and (ii) above being referred to hereinafter as "Disabling Conduct"). A determination that the covered person is entitled to indemnification may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that such covered person was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an administrative action against such covered person for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that such covered person was not liable by reason of Disabling Conduct by (a) vote of a majority of a quorum of Trustees who are neither "interested persons" of the Trust as the quoted phrase is defined in Section 2(a) (19) of the Investment Company Act of 1940 nor parties to the action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened (such quorum of such Trustees being referred to hereinafter as the "Disinterested Trustees"), or (b) an independent legal counsel in a written opinion. Expenses, including accountants' and counsel fees so incurred by any such covered person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time by the Fund or Funds to which the conduct in question related in advance of the final disposition of any such action, suit or proceeding; provided, that the covered person shall have undertaken to repay the amounts so paid if it is ultimately determined that indemnification of such expenses is not authorized under this Article VIII and if (i) the covered person shall have provided security for such undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of the Independent Trustees, or an independent legal counsel in a written opinion, shall have determined, based on a review of readily available facts (as opposed to a full inquiry), that there is reason to believe that the covered person ultimately will be entitled to indemnification hereunder.

               SECTION 8.5 Compromise Payment. As to any matter disposed of by a compromise payment by any covered person referred to in Section
               8.4 hereof, pursuant to a consent decree or otherwise, no such indemnification either for said payment or for any other expenses shall be provided unless such indemnification shall be approved
               (i) by a majority of the Disinterested Trustees or (ii) by an independent legal counsel in a written opinion. Approval by the Independent Trustees pursuant to clause (ii) shall not prevent the recovery from any covered person of any amount paid to such covered person in accordance with either of such clauses as indemnification if such covered person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such covered person's action was in or not opposed to the best interests of the Trust or to have been liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such covered person's office.

               SECTION 8.6 Indemnification Not Exclusive. The right of indemnification provided by this Article VIII shall not be exclusive of or affect any of the rights to which any such covered person may be entitled. Nothing contained in this Article VIII shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

          The   Registrant's   Investment   Advisory   Agreement   provides  for
          indemnification of the investment advisor as follows:

               8.(b) Indemnification of Advisor. Subject to the limitations set forth in this Subsection 8(b), the Trust shall indemnify, defend and hold harmless (from the assets of the Fund or Funds to which the conduct in question relates) the Advisor against all loss, damage and liability, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by the Advisor in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, related to or resulting from this Agreement or the performance of services hereunder, except with respect to any matter as to which it has been determined that the loss, damage or liability is a direct result of (i) a breach of fiduciary duty with respect to the receipt of compensation for services; or (ii) willful misfeasance, bad faith or gross negligence on the part of the Advisor in the performance of its duties or from reckless disregard by it of its duties under this Agreement (either and both of the conduct described in clauses (i) and (ii) above being referred to hereinafter as "Disabling Conduct"). A determination that the Advisor is entitled to indemnification may be made by
               (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the Advisor was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an administrative proceeding against the Advisor for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that the Advisor was not liable by reason of Disabling Conduct by: (a) vote of a majority of a quorum of Trustees who are neither "interested persons" of the Trust as the quoted phrase is defined in Section 2 (a) (19) of the Investment Company Act of 1940 nor parties to the action, suit or other proceeding on the same or similar grounds that is then or has been pending or threatened (such quorum of such Trustees being referred to hereinafter as the "Independent Trustees"), or (b) an independent legal counsel in a written opinion. Expenses, including accountants' and counsel fees so incurred by the Advisor (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time by the Fund or Funds to which the conduct in question related in advance of the final disposition of any such action, suit or proceeding; provided, that the Advisor shall have undertaken to repay the amounts so paid if it is ultimately determined that indemnification of such expenses is not authorized under this Subsection 8(b) and if (i) the Advisor shall have provided security for such undertaking,
               (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of the Independent Trustees, or an independent legal counsel in a written opinion, shall have determined, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Advisor ultimately will be entitled to indemnification hereunder.

               As to any matter disposed of by a compromise payment by the Advisor referred to in this Subsection 8(b), pursuant to a consent decree or otherwise, no such indemnification either for said payment or for any other expenses shall be provided unless such indemnification shall be approved (i) by a majority of the Independent Trustees or (ii) by an independent legal counsel in a written opinion. Approval by the Independent Trustees pursuant to clause (i) shall not prevent the recovery from the Advisor of any amount paid to the Advisor in accordance with either of such clauses as indemnification if the Advisor is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that the Advisor's action was in or not opposed to the best interests of the Trust or to have been liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in its conduct under the Agreement.

               The right of indemnification provided by this Subsection 8(b) shall not be exclusive of or affect any of the rights to which the Advisor may be entitled. Nothing contained in this Subsection 8(b) shall affect any rights to indemnification to which Trustees, officers or other personnel of the Trust, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

               The Board of Trustees of the Trust shall take all such action as may be necessary and appropriate to authorize the Trust hereunder to pay the indemnification required by this Subsection 8(b) including, without limitation, to the extent needed, to determine whether the Advisor is entitled to indemnification hereunder and the reasonable amount of any indemnity due it hereunder, or employ independent legal counsel for that purpose.

               8. (c) The provisions contained in Section 8 shall survive the expiration or other termination of this Agreement, shall be deemed to include and protect the Advisor and its directors, officers, employees and agents and shall inure to the benefit of its/their respective successors, assigns and personal representatives.

          The Distribution Agreement with Ultimus Fund Distributors, LLC (the "Distributor") provides that the Distributor, its directors, officers, employees, partners, shareholders and control persons shall not be liable for any error of judgment or mistake of law or for any loss suffered by Registrant in connection with the matters to which the Agreements relate, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of any of such persons in the performance of Distributor's duties or from the reckless disregard by any of such persons of Distributor's obligations and duties under the Agreements. Registrant will advance attorneys' fees or other expenses incurred by any such person in defending a proceeding, upon the undertaking by or on behalf of such person to repay the advance if it is ultimately determined that such person is not entitled to indemnification.

          The Registrant maintains a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy provides coverage to the Registrant and its Trustees and officers. Coverage under the policy includes losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty. The Registrant may not pay for insurance which protects its Trustees and officers against liabilities arising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

Item 26.  Business and Other Connections of the Investment Adviser
          --------------------------------------------------------
          Lowe, Brockenbrough & Company, Inc. ("LB&C"), 1802 Bayberry Court, Suite 400, Richmond, Virginia 23226, is a registered investment adviser providing general investment advisory services to four other series of Registrant: The Jamestown Balanced Fund, The Jamestown Equity Fund, The Jamestown Tax Exempt Virginia Fund and The Jamestown International Equity Fund. LB&C also provides investment advisory services to corporations, trusts, pension and profit sharing plans, other business and institutional accounts, and individuals. The following list sets forth the directors and officers of LB&C and the business and other connections of a substantial nature engaged in at any time during the past two years:

          (i)  Austin Brockenbrough III--Managing Director of LB&C
               o Trustee of Registrant and Vice President of The Jamestown Balanced Fund, The Jamestown Equity Fund, The Jamestown Tax Exempt Virginia Fund and The Jamestown International Equity Fund

          (ii) Lawrence  B.  Whitlock,  Jr.--Managing  Director of LB&C
               o Vice President of The Jamestown Balanced Fund and The Jamestown Equity Fund

          (iii)David A. Lyons--Managing Director of LB&C

          (iv) Charles M. Caravati III--Managing Director of LB&C
               o President of The Jamestown International Equity Fund, The Jamestown Balanced Fund and The Jamestown Equity Fund

          (v)  William R. Claiborne--Managing Director of LB&C

          (vi) Austin Brockenbrough IV--Managing Director of LB&C

          (vii)Page T. Reece--Chief Compliance Officer of LB&C
               o Chief Compliance Officer of The Jamestown Balanced Fund, The Jamestown Equity Fund, The Jamestown Tax Exempt Virginia
                    Fund and The  Jamestown  International  Equity  Fund

Item 27.  Principal Underwriters
          ----------------------

          (a) Ultimus Fund Distributors, LLC (the "Distributor") also acts as the principal underwriter for Hussman Investment Trust, The Shepherd Street Funds, Inc., The Destination Funds, The GKM Funds, Oak Value Trust, The Cutler Trust, Profit Funds Investment Trust, Veracity Funds, The Berwyn Funds, Schwartz Investment Trust, TFS Capital Investment Trust and Black Pearl Funds, other open-end investment companies.

          (b) The following list sets forth the directors and executive officers of the Distributor. The address of the Distributor and the persons named below is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

                                   Position with       Position with
               Name                Distributor         Registrant
               ------------------  ------------------  ------------------
               Robert G. Dorsey    President/Managing  Vice President
                                   Director

               John F. Splain      Secretary/Managing  Secretary
                                   Director

               Mark J. Seger       Treasurer/Managing  Treasurer
                                   Director

               Theresa M. Bridge   Vice President      Assistant Treasurer

               Wade R. Bridge      Vice President      Assistant Secretary

               Craig J. Hunt       Vice President      Assistant Vice President

               Steven F. Nienhaus  Vice President      None

          (c)  Inapplicable

Item 28.  Location of Accounts and Records
          --------------------------------

          Accounts,  books and other  documents  required  to be  maintained  by
          Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder will be maintained by the Registrant at its principal executive office located at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246. Certain records, including records relating to the physical possession of Registrant's securities, may be maintained at the main offices of Registrant's investment adviser and custodian.

Item 29.  Management Services Not Discussed in Parts A or B
          -------------------------------------------------
          Not Applicable

Item 30.  Undertakings
          ------------
          Not Applicable

                                   SIGNATURES
                                   ----------
     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Cincinnati and State of Ohio on the 14th day of July, 2006.

                                      WILLIAMSBURG INVESTMENT TRUST

                                      By:   /s/  John F. Splain
                                            ------------------------------------
                                            John F. Splain
                                            Secretary

     The term "Williamsburg Investment Trust" means and refers to the Trustees from time to time serving under the Agreement and Declaration of Trust of the Registrant dated July 18, 1988, as amended, a copy of which is on file with the Secretary of State of The Commonwealth of Massachusetts. The obligations of the Registrant hereunder are not binding personally upon any of the Trustees, shareholders, nominees, officers, agents or employees of the Registrant, but bind only the trust property of the Registrant, as provided in the Agreement and Declaration of Trust of the Registrant. The execution of this Registration Statement has been authorized by the Trustees of the Registrant and this Registration Statement has been signed by an authorized officer of the Registrant, acting as such, and neither such authorization by such Trustees nor such execution by such officer shall be deemed to have been made by any of them, but shall bind only the trust property of the Registrant as provided in its Declaration of Trust.

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

        Signature                    Title                    Date
-------------------------   ---------------------   ------------------------

Charles M. Caravati, Jr.*   Chairman of
                            the Board and Trustee

/s/  Mark J. Seger          Treasurer                    July 14, 2006
-------------------------
Mark J. Seger

Austin Brockenbrough III*   Trustee                 By:  /s/  John F. Splain
                                                         -----------------------
John T. Bruce*              Trustee                      John F. Splain
                                                         Attorney-in-fact*
J. Finley Lee, Jr.*         Trustee                      July 14, 2006

Richard L. Morrill*         Trustee

Harris V. Morrissette*      Trustee

Erwin H. Will, Jr.*         Trustee

Samuel B. Witt III*         Trustee

                                INDEX TO EXHIBITS
                                -----------------

Item 23(d)  Form of Investment Advisory with Lowe, Brockenbrough & Company, Inc.

Item 23(j)  Consent of Independent Registered Public Accounting Firm